'33 Act File No. ___________
                                                    '40 Act File No. ___________

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 25, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION  STATEMENT  UNDER  THE  SECURITIES  ACT  OF  1933          [  X  ]
Post-Effective  Amendment  No.                                          [     ]

                                     and/or

REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY  ACT  OF 1940  [  X  ]
Amendment  No.                                                          [     ]

                        (Check appropriate box or boxes)

                      GARTMORE VARIABLE INSURANCE TRUST III

                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

     Registrant's Telephone Number, including Area Code:     (484) 530-1300

                 Name  and  Address  of  Agent  for  Service:

                 MS.  JILL  WHITELAW,  ESQ
                 1200  RIVER  ROAD
                 CONSHOHOCKEN,  PENNSYLVANIA  19428



Send Copies of Communications for the Gartmore GVIT
Optimized Multi-Strategy Market Neutral Fund and the.  Send Copies of Communications for the
Gartmore GVIT Optimized Multi-Strategy Alpha Fund to:  Gartmore GVIT Index Fund to:

MR. LAWRENCE P. STADULIS, ESQ.                         MR. KENNETH GERSTEIN, ESQ.
STRADLEY RONON STEVENS AND YOUNG LLP                   SCHULTE, ROTH & ZABEL LLP
1220 19th STREET, N.W. SUITE 600                       919 THIRD AVENUE
WASHINGTON, DC 20036                                   NEW YORK, NY 10022

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

It  is  proposed that this filing will become effective: (check appropriate box)

     [  ]  immediately  upon  filing  pursuant  to  paragraph  (b)
     [  ]  on  ____________,  pursuant  to  paragraph  (b)
     [  ]  60  days  after  filing  pursuant  to  paragraph  (a)(1)
     [  ]  on  ____________,  2003  pursuant  to  paragraph  (a)(1)
     [  ]  75  days  after  filing  pursuant  to  paragraph  (a)(2)
     [  ]  on  [date]  pursuant  to  paragraph  (a)(2)  of  rule  485.

If  appropriate,  check  the  following  box:

     [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

This initial Registration Statement on Form N-1A is for the purpose of registering three initial series of the Registrant and the includes the combined Prospectus and Statement of Additional Information for the Gartmore GVIT Optimized Multi-Strategy Market Neutral Fund, the Gartmore GVIT Optimized
Multi-Strategy  Alpha  Fund  and  the  Prospectus  and  Statement  of Additional
Information  for  the  Gartmore  GVIT  Index  Fund.

--------------------------------------------------------------------------------

                      GARTMORE VARIABLE INSURANCE TRUST III

           Gartmore GVIT Optimized Multi-Strategy Market Neutral Fund

                Gartmore GVIT Optimized Multi-Strategy Alpha Fund


                                   PROSPECTUS

                                  [_____], 2003


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




FUND SUMMARIES                              [__]
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUNDS . . . . . . . .        [__]
Principal Investments and Techniques
Principal Risks
Temporary Investments

MANAGEMENT . . . . . . . . . . . . .        [__]
Investment Adviser
Multi-Manager Structure
Portfolio Managers
Subadvisers

BUYING AND SELLING FUND SHARES . . .        [__]
Who Can Buy Shares of the Funds
Buying Shares
Selling Shares
Distribution Plan

DISTRIBUTIONS AND TAXES. . . . . . .        [__]
Dividends and Distributions
Tax Status

ADDITIONAL INFORMATION . . . . . . .  BACK COVER

This prospectus provides information about two funds (the "Funds") offered by Gartmore Variable Insurance Trust III (the "Trust"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page [___]. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies.

The Funds use investment techniques and strategies, such as short selling and derivatives, which may present substantially higher risk and greater volatility than most other mutual funds. Therefore, the Funds are not appropriate for all investors. The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A  QUICK  NOTE  ABOUT  THE  FUNDS

This prospectus is designed to help you make informed decisions about one of the investments available under your variable annuity contract or variable life insurance policy (each a "variable insurance contract"). You will find details about how your variable insurance contract works in the accompanying prospectus.

Each Fund has the following share classes: Class I and Class II. The share classes have different expenses and are available for purchase through different variable insurance contracts. For more information about who may purchase the different shares, see "Buying and Selling Fund Shares" beginning on page [insert page].

Each Fund employs a "multi-manager" structure, which means that Gartmore Mutual Fund Capital Trust ("GMF"), as the Funds' investment adviser, may hire, replace or terminate one or more subadivsers, not affiliated with GMF, for the Funds without shareholder approval. GMF believes that this structure gives it increased flexibility to manage the Funds in your best interests and to operate the Funds more efficiently. See "Management - Multi-Manager Structure" for more information. "Portfolio Managers" refers to the portfolio managers of GMF as well as the portfolio managers of any subadviser retained by GMF.

GARTMORE  GVIT  OPTIMIZED  MULTI-STRATEGY  MARKET  NEUTRAL  FUND
GARTMORE  GVIT  OPTIMIZED  MULTI-STRATEGY  ALPHA  FUND

FUND  SUMMARIES

OBJECTIVES  AND  PRINCIPAL  STRATEGIES
INVESTMENT  OBJECTIVE
The investment objective of each Fund is to generate consistently absolute (positive) investment returns over various market cycles utilizing a multi-manager, multi-strategy program and employing a proprietary optimization program to allocate assets among the managers and strategies. Each Fund's investment objective is not fundamental and may be changed without the approval of shareholders. Each Fund will seek this objective through the principal strategies described below.

PRINCIPAL  STRATEGIES

To manage each Fund's assets, GMF has selected multiple Portfolio Managers with experience in managing absolute return strategies for private investment accounts, private investment funds commonly referred to as "hedge funds" and/or other accounts. GMF may also select other investment managers ("Subadvisers") to manage a Fund's assets. GMF supervises and monitors Subadvisers' performance and recommends employment, termination, and the addition and replacement of Subadvisers. Subadvisers may be added or removed at any time. Under normal market conditions, there will be six to ten Portfolio Managers and, from time to time, there may be as few as one Portfolio Manager.

[BEGIN  CALLOUT]

A hedge fund is a private investment fund that generally seeks to achieve absolute rates of returns and whose investments are designed not to correlate with the broader equity and fixed income markets. Hedge funds often employ leverage and selling short, as well as derivatives and arbitrage techniques. Because of the use of more aggressive investment techniques, investors in hedge funds have traditionally been drawn from the ranks of more sophisticated investors.

[END  CALLOUT]

There is no fixed or minimum allocation of assets to any Portfolio Manager. In addition, each of the Portfolio Managers may take positions in cash or high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions or to enable a Fund to implement an investment strategy quickly. At any time, therefore, 20% or more of a Fund's assets may be held in cash or money market instruments. Each Fund also has the ability to employ strategies including (a) lending its portfolio securities to brokers, dealers and financial institutions, (b) utilizing derivatives, including options, swaps and futures, and (c) other strategies, securities or financial instruments that may become available in the future.
Each Portfolio Manager will manage its assigned assets utilizing a similar strategy or style used for their hedge fund. By allocating its assets among a number of Portfolio Managers, each Fund seeks to achieve its investment objective with greater diversification, less risk, and lower volatility than if a Fund utilized a single manager or single strategy approach.

In making decisions on whether to buy or sell a security, a Portfolio Manager is not limited by the portfolio turnover rate of a Fund. Each of them may from time to time participate in frequent portfolio transactions, which will lead to higher transaction costs for the Fund, if the Portfolio Manager believes that either the long or short term benefits of frequent portfolio trading outweigh such costs. In addition, because each of them acts independently, a Fund may have a higher portfolio turnover rate than a fund with only one Portfolio Manager.

GARTMORE GVIT OPTIMIZED MULTI-STRATEGY MARKET NEUTRAL FUND ("MARKET NEUTRAL FUND"). GMF will allocate and reallocate Fund assets among the various Portfolio Managers that will result in minimizing correlation with general equity markets while also minimizing the standard deviation of the portfolio. The "standard deviation" of the portfolio refers to a statistical measure of the volatility of the portfolio. In general, a lower volatility means lower unpredictability, and therefore less risk. The Market Neutral Fund seeks to minimize standard deviation and thus seeks to minimize risk.

GARTMORE GVIT OPTIMIZED MULTI-STRATEGY ALPHA FUND ("ALPHA FUND"). GMF will allocate and reallocate Fund assets among the various Portfolio Managers that will result in minimizing correlation with general equity markets while maximizing risk adjusted return. "Risk adjusted return" is a measure of how much an investment returned in relation to the amount of risk it took on. The Alpha Fund seeks to maximize risk adjusted return and thus invests in investment vehicles with greater profit potential but with greater attendant risks.

[BEGIN  CALLOUT]

A Fund's assets are said to have minimal "correlation" with the general equity markets where those factors that impact the general equity markets have minimal or negligible impact on the Fund's assets.

[END  CALLOUT]

Absolute  Return  Strategies

Absolute return strategies are intended to provide absolute (positive) returns in all markets by exploiting disparities or inefficiencies in markets, geographical areas, companies, taking advantage of anticipated price movements up and/or down of securities and markets, or benefiting from cyclical relationships or special situations (such as reorganizations). A more complete description of these and other strategies may be found in the Statement of Additional Information.

The Portfolio Managers may employ aggressive investment strategies and techniques and concentrate investments in certain sectors. The Portfolio Managers may employ techniques, strategies and analyses based on relationships, correlations and assumptions between securities, instruments, commodities, markets or other factors, or the occurrence of certain events.

PRINCIPAL  STRATEGIES  OF  THE  PORTFOLIO  MANAGERS

The  following  summarizes  the  principal  strategies  pursued by the Portfolio
Managers for each Fund. GMF may reallocate investments among the investment strategies described below and other investment strategies that may or may not fall within the scope of the discussion below. The Long/Short Technology, Long/Short Healthcare, Statistical/Relative Value Arbitrage and the Long/Short Concentrated Equity strategies may also involve investments in foreign securities and investment vehicles that meet the criteria of the respective principal strategies. See "Principal Risks - Foreign Risks" on page [insert page].

     LONG/SHORT TECHNOLOGY. THE "LONG/SHORT TECHNOLOGY" investment strategy seeks a blend of strategic and tactical positions in global technology companies, which the Portfolio Manager believes will generate positive returns with a low correlation to the global equity markets. From a strategic perspective, the Portfolio Manager takes long positions in global technology companies who are expected to generate earnings growth exceeding market expectations over the long-term. The Portfolio Manager will take short positions in companies with poor quality management or in industries with structural weaknesses. The Portfolio Manager will also take short positions in companies that the Portfolio Manager believes may experience events that will affect long-term earnings, or whose current earnings will be disappointing compared to consensus expectations. The Portfolio Manager may also enter into strategic paired trades, taking long and short positions in companies in the same industry.

 [BEGIN  CALLOUT]

LONG POSITION: Where a Fund actually owns a security in anticipation that the price of such security will increase over time.

SHORT SALES: Selling a security the Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

 [END  CALLOUT]

LONG/SHORT HEALTHCARE. The "Long/Short Healthcare" investment strategy uses fundamental research and the Portfolio Manager's knowledge of the healthcare and healthcare-related industries (which include among others, biotechnology, pharmaceuticals, and health care services companies) as the foundation for a portfolio of long and short positions. The Portfolio Manager seeks to generate positive returns with a low correlation to the equity markets. The Portfolio Manager identifies companies that have elements of change taking place that will affect the overall fundamentals of a given individual company. This portion of the Fund will take long positions in the companies that the Portfolio Manager believes are experiencing positive fundamental changes. The positive fundamental changes taking place can vary from new product development to management changes. Conversely, this Portfolio Manager will take short positions in companies that are believed to be experiencing negative fundamental changes.
Statistical/Relative Value Arbitrage. "Statistical/Relative Value Arbitrage" involves multiple arbitrage investment strategies. The objective of this investment strategy is to provide consistent absolute returns that are uncorrelated with the equity markets through the use of quantitative methods, sophisticated investment technology, and practical real-world investment experience. The Portfolio Manager employing this strategy generally seeks to take advantage of the relationship between two related securities, rather than from the direction of the market. Statistical arbitrage is a strategy that seeks to profit from temporary pricing inefficiencies among individual securities, a few related securities or portfolios of similar securities that have historically maintained statistically significant relationships. The pricing disparities are identified through the use of proprietary mathematical models. In implementing the strategy, the Portfolio Manager will take both long short positions in pairs of similar stocks and/or pairs of similar portfolios.

     LONG/SHORT CONCENTRATED EQUITY. "Long/Short Concentrated Equity" investment strategy involves investing in a blend of strategic and tactical positions both focused on growth and earnings shortfalls versus consensus estimates. The Portfolio Manager will take long positions in companies where earnings growth will exceed consensus expectations. The Portfolio Manager intends to emphasize these "leadership" companies, i.e., those companies that benefit from superior management, products or distribution. The Portfolio
Manager will take short positions in companies with poor quality management or in industries with structural weaknesses. The Portfolio Manager will also take short positions in companies that the Portfolio Manager believes may experience events that will affect long-term earnings, or whose current earnings will be disappointing compared to consensus expectations. In addition, the Portfolio Manager may enter into strategic paired trades, taking long and short positions in companies in the same industry.

CONVERTIBLE ARBITRAGE. "Convertible Arbitrage" involves hedging market risk by taking offsetting positions, often in different securities, of the same issuer. The Portfolio Manager employing this strategy may seek to capitalize on perceived relative pricing inefficiencies by purchasing long positions in convertible securities, primarily convertible bonds or preferred stock, and hedging a portion of the equity risk by selling short the underlying common stock. A short position may also be comprised of in-the-money call options in lieu of the common stock, or the hedge may be supplemented with out-of-the-money options or the purchase of put options The objective is defensive: to relinquish much of the upside potential of the investment, to capture an increased income flow and to obtain exposure to profit if the stock declines more than the bond or preferred stock.

The Portfolio Manger researches potential convertible securities for investment with the following criteria: (a) ability to pay interest and principal; (b) outlook for the company in its industry and business cycle; (c) valuation of the underlying common stock within the framework of financial results and projections. Investments will consist of both investment grade and non-investment grade convertible securities. This strategy seeks returns with low or no correlation to both the equity and bond markets.

OTHER  INVESTMENT  STRATEGIES

EVENT-DRIVEN. "Event-Driven" investment strategies or "corporate life cycle investing" seek to earn returns through the purchase and sale of securities based on anticipated outcomes of company-specific or transaction-specific situations. Portfolio Managers employing these strategies try to exploit profitable opportunities believed to be created by a particular event, such as an anticipated merger or pending bankruptcy. The success or failure of this type of strategy usually depends on whether the Portfolio Manager accurately predicts the outcome and timing of the event. Event-Driven Portfolio Managers do not rely on market direction for results; however, major market declines, which would cause transactions to be repriced, may have a negative impact on this strategy. Examples of Event-Driven strategies include Merger Arbitrage, Distressed Securities and Special Situations, each of which is summarized below.


     (1) MERGER ARBITRAGE. Portfolio Managers employing this strategy seek to profit by capturing the price differential between the current market price of a security and its expected future value based on the occurrence of a merger or similar corporate reorganization. These Portfolio Managers tend to utilize fundamental analysis in seeking to identify mergers with a higher probability of closing. They generally engage in short selling attempting to lock in the price differential of stock for stock mergers. They may also use options hedging and other derivatives in seeking to mitigate risk and capture profits. These Portfolio Managers may also take positions in securities of companies not currently engaged in announced transactions, but which are believed to be undervalued and, thus, candidates for future mergers or reorganizations.

(2) DISTRESSED SECURITIES. Portfolio Managers employing this strategy generally invest in securities of financially troubled companies (i.e., companies involved in bankruptcies, exchange offers, workouts, financial reorganizations and other credit related situations). These Portfolio Managers may seek to identify distressed securities in general or focus on one particular segment of the market (i.e., senior secured debt). Investments may be passively acquired in the secondary market, acquired through participation in merger activity, or acquired with the view toward actively participating in a re-capitalization or restructuring plan. Portfolio Managers may take an active role and seek representation in management, on the board of directors and on credit committees. They may invest in marketable and non-marketable securities including, without limitation, any type of debt, preferred or common stock, warrants, options, and hybrid instruments. Many of these securities may be restricted and may not be readily tradable.

(3) SPECIAL SITUATIONS. Portfolio Managers employing this strategy seek to profit by capturing the price differential between the current market price of a security and its expected future value based on the occurrence of a corporate restructuring, reorganization or significant alteration in the company's strategy or product mix. These include, but are not limited to, spin-offs, consolidations, acquisitions, transfers of assets, tender offers, exchange offers, rights offers, re-capitalizations, liquidations, and similar transactions. Portfolio Managers who pursue special situation strategies may use options hedging and other arbitrage techniques in seeking to mitigate risk and capture profits. They may take positions in securities of companies not currently engaged in announced transactions, but which are believed by a Portfolio Manager to be undervalued and likely candidates for future reorganizations.

EQUITY MARKET NEUTRAL. "Equity Market Neutral" is a long/short equity strategy in which roughly equal dollar amounts are held long and short in seeking to protect against market risk. In some cases, the long and short portfolios are intended to eliminate net exposure to particular sectors or industries. This is accomplished by taking a long position in a company or group of companies in one industry, and simultaneously taking a short position in a company or companies in the same industry. Generally, Portfolio Managers employing this strategy seek profits by taking long positions in those securities believed to have attractive appreciation potential and taking short positions in those securities believed to have depreciation potential. Losses are incurred when long positions depreciate and/or the value of stocks sold short appreciate.

EQUITY HEDGE. "Equity Hedge," also known as long/short equity, combines core long holdings of equities with short sales of stocks, stock indices, related derivatives, or other financial instruments related to the equity markets. In short, an Equity Hedge strategy seeks to reduce market risk, and its results are dependent upon effective stock analysis and stock picking. "Net exposure" of equity hedge portfolios may range anywhere from net long to net short depending on market conditions. Net exposure is defined as the long market exposure (i.e., total long positions) less the short market exposure (i.e., total short positions). Generally, the short exposure seeks to generate an ongoing positive return in addition to acting as a hedge against a general stock market decline. In a rising market, Equity Hedge managers expect their long holdings to appreciate more than the overall market and their short holdings to appreciate less than the market. Similarly, in a declining market, they expect their short holdings to fall more rapidly than the market falls and their long holdings to fall less rapidly than the market. Profits are made when long positions appreciate and/or stocks sold short depreciate. Conversely, losses are incurred when long positions depreciate and/or the value of stocks sold short appreciate. Some Equity Hedge managers are "value" oriented, while others are "growth" oriented. Some of these managers can be further distinguished by their industry sector concentrations.

FIXED INCOME AND HIGH YIELD. "Fixed income and high yield" investment strategies are designed to take advantage of deeply discounted debt securities of issuers that appear to have significant upside potential. Fixed-income securities include bonds, notes and debentures issued by U.S. and non-U.S. corporations and governments. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness or financial condition of the issuer and general market liquidity (i.e., market risk).

PRINCIPAL  RISKS

Because the value of your investment in a Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted by GMF's and Portfolio Managers' abilities to successfully assess economic conditions and investment opportunities.

Each Fund uses investment techniques and strategies that may present substantially higher risks and greater volatility than most other mutual funds. Each Fund seeks to increase return by using short sales and may utilize various forms of volatile financial derivatives. Each Fund believes that its policy of utilizing a market neutral, multi-strategy, multi-manager investment approach may mitigate losses in generally declining markets. However, there can be no assurance that losses will be avoided. The Funds are not appropriate for all investors, particularly those who are not interested in investments utilizing these techniques and strategies.

     AGGRESSIVE INVESTMENT RISK. Each Fund, but particularly the Alpha Fund, may utilize investment strategies and techniques, including absolute return strategies, which involve greater risk of loss than used by typical mutual funds. You may lose more money than if you invested in other mutual funds that did not invest aggressively. Further, the use of hedged strategies provides no assurance that they will protect against losses or perform better than non-hedged strategies, or that consistent absolute returns will be achieved.

MULTI-MANAGER RISK. As each Fund utilizes multiple Portfolio Managers who make their trading decisions independently, it is possible that one or more of the Portfolio Managers may, at any time, take positions that may be opposite of positions taken by other Portfolio Managers. It is also possible that the Portfolio Managers may be competing with each other for similar positions at the same time. In such cases, a Fund will incur brokerage and other expenses, without accomplishing any net investment results.

STOCK MARKET RISK. Portfolio Managers may invest Fund assets in various types of equity securities, which can include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and foreign issuers. Portfolio Managers also may invest in depositary receipts relating to foreign securities. Stock market risk is the risk that a Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SHORT SALES RISK. Short sales are the sale of a security by a Portfolio Manager that a Fund does not currently own in the hope of buying the same security at a later date at a lower price. A Fund is required to borrow the security to deliver it to the buyer and is obligated to return the security to the lender at some later date. Short sales involve the risk that the price of the security sold short increases from the time the security is sold short to the date the Fund purchases the security to replace the borrowed security. Any such loss is increased by the amount of premium or interest a Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund may also be required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.

A Fund's investment performance may also suffer if it is required to close out a short position earlier than it had intended. This would occur if the securities lender required a Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender.

     RISK ASSOCIATED WITH BORROWING AND LEVERAGE. Borrowing to invest more is called "leverage." A Fund may borrow money from banks or other financial institutions to meet redemption requests, therefore, the Fund may be "leveraged". However, immediately after any such borrowing a Fund must maintain asset coverage of at least 300 percent for all borrowings of the Fund. In addition, a Fund may be leveraged by investing in certain securities such as futures, options, forward contracts and other derivative securities, by selling securities short, by taking uncorrelated long/short positions, by entering into repurchase agreements or as a result of large redemptions from the Fund. Leveraging will exaggerate any increase or decrease in the net asset value of the Fund. In addition, the interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any investment profits. The use of borrowing may diminish the investment performance of the Fund compared to what it would have been without borrowing. For the risks associated with futures and forward contracts, options and other derivative securities, see above.

In general, the anticipated use of short-term margin borrowings results in certain additional risks. For example, should the securities that are pledged to brokers to secure margin accounts decline in value, or should brokers from which the securities have been borrowed increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), then there could be a "margin call," pursuant to which additional funds would have to be deposited with the broker or the broker would effect a mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, it might not be possible to liquidate other assets quickly enough to pay off the margin debt and this could result in mandatory liquidation of positions in a declining market at relatively low prices. For these reasons, the use of borrowings for investment purposes is considered a speculative investment practice.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risk include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.

MID CAP AND SMALL CAP RISK. To the extent a Portfolio Manager invests Fund assets in securities of mid-sized and smaller, newer companies, these investments may be riskier than investments in larger, more established companies. The stocks of smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

DERIVATIVES RISK. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. Derivatives may be volatile and involve various risks, depending upon the derivative and its function in a portfolio. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivatives contract presents default risks if the party that has contracted with a Fund fails to fulfill its obligations. Derivatives can make a Fund less liquid and harder to value, especially in declining markets. Also, a Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

Price movements of forwards, futures and other derivative contracts in which Fund assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. The Funds are also subject to the risk of the failure of any exchanges on which their positions trade or of the clearinghouses for those exchanges.

SPECIAL SITUATION COMPANIES RISK. Special situation companies are companies that may be subject to acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits of the development do not materialize, the value of the special situation company may decline.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by a Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. A Fund may also be subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by a Fund.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities a Fund owns. These risks are particularly high for junk bonds and other lower-rated securities.

LOWER-RATED SECURITIES RISK. Investment in junk bonds and other lower-rated or high yield securities can involve substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic and business developments than higher rated securities. The market values of high yield securities tend to be especially volatile, and these securities are less liquid than investment grade debt securities.

MATURITY RISK. The prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

CALL RISK. Call risk is the possibility that an issuer may redeem a debt security before maturity (call). An increase in the likelihood of a call may reduce the security's price. If a debt security is called, a Fund may have to reinvest the proceeds in other debt securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISK. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

EVENT RISK. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and market value of a company's bonds may decline significantly.

     CONVERTIBLE SECURITIES RISK. A Fund's investments in convertible securities are subject to the risks associated with both fixed-income securities and stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Additionally, lower-rated convertible securities are subject to increased speculative risks.

ARBITRAGE TRADING RISKS. Arbitrage trading involves transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. The underlying relationships between securities in which a Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition and selling short the acquirer's securities. If an acquisition is called off or otherwise not completed, a Fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer's securities.

PORTFOLIO TURNOVER RISK. A Portfolio Manager may engage in active and frequent trading of securities if the Portfolio Manager believes doing so is in the best interest of the Fund. A higher portfolio turnover rate will result in higher transaction costs for the Fund and may increase the volatility of the Fund. In addition, a higher turnover rate may cause a shareholder to have additional tax consequences as a result of owning the Fund.

For more detailed information about the Funds' investments and risks, see "More About the Funds" beginning on page [insert page number].

PERFORMANCE

No performance information is provided because the Funds did not commence operations until [___], 2003.

FEES  AND  EXPENSES

The following table describes the fees and expenses that you may pay when buying and holding shares of a Fund.






                                                                       CLASS I   CLASS II
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)                SHARES    SHARES
Annual Fund Operating Expenses Class (deducted from Fund assets)
Management Fees                                                           2.50%      2.50%
Distribution and/or Service (12b-1) Fees                                  0.25%      1.00%
Other Expenses(2)                                                             %          %
TOTAL ANNUAL FUND OPERATING EXPENSES                                          %          %
Amount of Fee Waiver/Expense Reimbursement                                    %          %
TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVER/REIMBURSEMENTS)(3)    [___]%     [___]%



1     In  addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2     "Other  Expenses"  are  estimated  for  the  current  fiscal  year.

3     [GMF and each Fund has entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, expenses related to wrap contracts, Rule 12b-1 fees, administrative services fees) from exceeding [___]% for Class I and Class II shares at least through 2004. If the maximum amount of Rule 12b-1 fees and administrative services fees were charged, the "Total Annual Fund Operating Expenses" could increase to [___]% for Class I shares and [___]% for Class II shares before GMF would be required to limit a Fund's expenses. Each Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of "Other Expenses" paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.]

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of the Funds with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be highter.

This example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and expense waivers for only one year. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:





                 1 YEAR   3 YEARS
Class I Shares   $        $
Class II Shares  $        $




MORE  ABOUT  THE  FUNDS

PRINCIPAL  INVESTMENTS  AND  TECHNIQUES  AND  THEIR  RISKS

Each Fund may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments. This section is intended to supplement the "Objective and Principal Strategies" and "Principal Risks" sections above. (The Statement of Additional Information ("SAI") contains additional information about the Funds' investment techniques. To obtain a copy of the SAI for either Fund, see the back cover.)

DISTRESSED INVESTMENTS. A Fund may invest in securities of companies that are in financial distress, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, or that are involved in bankruptcy or reorganization proceedings. These securities may include bank loans, senior or subordinated debt securities, trade claims, promissory notes, preferred equity, warrants and other evidences of indebtedness. There can be no assurance that GMF or a Portfolio Manager will correctly evaluate the nature and magnitude of all factors that could affect the outcome of an investment. Investments in financially troubled companies involve substantial financial and business risks that can result in substantial or even total loss. Among the risks inherent in such investments is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Investments in securities of companies in bankruptcy, liquidation or reorganization proceedings are often subject to litigation among the participants in such proceedings. Such investments also may be adversely affected by federal and state laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and a bankruptcy court's power to disallow, reduce, subordinate or disenfranchise particular claims. These and other factors contribute to above-average price volatility and abrupt and erratic movements of the market prices of these securities, and the spread between the bid and asked prices of such securities may be greater than normally expected. It may take a number of years for the market price of such securities to reflect their intrinsic value.

     Securities of financially troubled companies require active monitoring and may, at times, require participation in bankruptcy or reorganization proceedings by GMF or a Portfolio Manager. To the extent that GMF or a Portfolio Manager becomes involved in such proceedings, GMF or Portfolio Manager may have a more active participation in the affairs of the issuer than that assumed generally by an investor, and such participation may generate higher legal fees and other transaction costs relating to the investment than would normally be the case.

CONVERTIBLE SECURITIES. A Fund may invest in convertible securities - also known as convertibles - including bonds, debentures, notes, preferred stocks and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertibles market value. For example as the underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than common stock because they pay income, which tends to be higher than common stock dividends.

Because of this fixed income feature, convertibles may compete with bonds as a source of regular income. Therefore, if interest rates increase and "newer", better paying bonds before more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase value.

Convertibles tend to be more secure than common stock (companies generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds, in terms of payment priority, convertibles typically are rated below investment grade by a rating agency, or they are not rated at all.

SHORT SALES. When a Portfolio Manager believes that a security is overvalued, it may sell the security "short" and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, a Fund may make a profit by purchasing at a lower price and, conversely, if the security increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that a Fund will be able to close out the short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a "short squeeze" can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to a Fund.

Until a Fund replaces a borrowed security, it will designate sufficient U.S. government securities, other liquid debt securities, equity securities or cash to cover any difference between the values of the security sold short and any collateral deposited with a broker or other custodian. In addition, the value of the designated securities must be at least equal to the original value of the securities sold short. Depending on arrangements made with the broker or custodian, a Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian. A Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold exceeds 100% of the value of the Fund's net assets.

INITIAL PUBLIC OFFERINGS ("IPOS"). Most IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices for IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs may be sold within 12 months of the purchase. This may result in increased short-term capital gains, which will be taxable to Fund shareholders as ordinary income.

WARRANTS. A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO-COUPON SECURITIES. A Fund may invest in zero-coupon securities. Zero-coupon securities pay no interest during the life of the security, and are issued by a wide variety of corporate and governmental issuers. Certain zero-coupon securities are sold at a deep discount. Zero-coupon securities may be subject to greater price changes, as a result of changing interest rates, than bonds that make regular interest payments. Their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates than bonds that make regular interest payments.

FLOATING- AND VARIABLE-RATE SECURITIES. Floating- and variable-rate securities do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes to an underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon some underlying index. These securities are subject to interest rate risk like other debt securities. In addition, because they may be callable, they are also subject to the risk that a Fund will be repaid prior to the stated maturity, and the repaid principal will be reinvested when the market is paying a lower interest rate, thereby reducing income.

PREFERRED STOCK. Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible securities may be subordinated to other preferred stock of the same issuer.

PRINCIPAL  RISKS

This section is intended to supplement the risks discussed in the Fund Summaries. The risks discussed apply to a Fund to the extent it invests in the applicable securities or instruments.

HEDGING TRANSACTIONS RISK. GMF or Portfolio Managers may utilize a variety of financial instruments, such as derivatives, options, caps and floors, futures and forward contracts to seek to hedge against declines in the values of their portfolio positions as a result of changes in currency exchange rates, certain changes in the equity markets and interest rates and other events. Hedging transactions may also limit the opportunity for gain if the value of the hedged portfolio positions should increase. It may not be possible for GMF or Portfolio Managers to hedge against a change or event at a price sufficient to protect a portfolio's assets from the decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible to hedge against certain changes or events at all. Hedging transactions may be utilized to seek to reduce currency exchange rate and interest rate risks, the risks of a decline in the equity markets generally or one or more sectors of the equity markets in particular or the risks posed by the occurrence of certain other market, economic or other events. However, unanticipated changes in currency or interest rates, or increases or smaller than expected decreases in the equity markets or sectors being hedged, or the non-occurrence of other events being hedged against may result in a poorer overall performance for the Funds than if it had not engaged in any hedging transaction. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. Moreover, for a variety of reasons, GMF or Portfolio Managers may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may impair the ability to achieve the intended hedge or expose a Fund to additional risk of loss.

Although many of the Portfolio Managers seek to reduce or eliminate market risk (i.e., are "market neutral"), there is no assurance that these strategies will be successful or that, when combined into a single portfolio of a Fund, the Fund will not suffer losses resulting from the net performance of all of the markets to which the Fund's combined portfolio is exposed.

     The failure or deterioration of a particular type of investment strategy may cause most or all Portfolio Managers that employ that strategy to suffer significant losses. Strategy specific losses may result from a Fund's substantial exposure to the same investments or broad events that adversely affect particular strategies (e.g., illiquidity within a given market).

In addition, as a result of certain Portfolio Managers employing market neutral strategies, a Fund may under perform the broad equity and debt markets during any given period of rising or strong-performing markets.

DERIVATIVES RISK. Derivatives are volatile and involve significant risks, which may include:

      LEVERAGE RISK. The risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

     CREDIT RISK. The risk that the counterparty (the party with which the Fund has contracted) on a derivatives transaction will fail to fulfill its financial obligation to the Fund.

     LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

     CORRELATION RISK. The risk that the price of the derivate and movements in the prices of the assets being hedged not to move as expected.

FOREIGN SECURITIES RISK. Investments in foreign securities involve special risks not presented by U.S. investments.

- COUNTRY. General securities market movements in any country in which a Fund has investments are likely to affect the value of the Fund's securities that trade in that country. These movements will affect the Fund's value and the Fund's performance. The political, economic and social structure of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

- FOREIGN MARKETS. A Fund may be subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for the Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in countries than they are in the U.S. This reduces the amount the Funds can earn on their investments.

- CURRENCY. Some of a Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns as well as the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which a Fund receives dividends, interest or other payment declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, a Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

- COMPANY. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Foreign trading systems, brokers and companies generally have less government supervision and regulation than the U.S. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Generally, a Fund can decrease in value when the individual securities it owns decrease in value. A company's securities can lose value for various reasons, including poor profits, weakened finances, changes in management, a downturn in the economy, or any other reason that leads investors to lose faith in that security.

SMALL CAP RISK. Generally, investments in smaller companies involve greater risks, including risk of loss of some or all of the investment, than investments in larger and more established companies. In addition, the securities of small cap companies historically have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. Certain small cap companies in which a Fund invests may be in the technology and biotechnology industries. Small cap companies in these industries may be especially subject to abrupt or erratic price movements.

In  addition,  small  cap  companies  may:

     lack  depth  of  management
     lack  a  proven  track  record
     be unable to generate funds necessary for growth or development be developing or marketing new products or services for which markets are not yet established and may never become established market products or services that may become quickly obsolete.

Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

TEMPORARY  INVESTMENTS

Generally, each Fund will be invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if GMF believes that business, economic, political or financial conditions warrant, a Fund may hold cash or invest without limit in money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements; and (5) subject to regulatory limits, shares of other investment companies (which may include affiliates of a Fund) that invest exclusively in money market securities in which the Fund may invest. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

MANAGEMENT

INVESTMENT  ADVISER

Gartmore Mutual Fund Capital Trust ("GMF"), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of each Fund's assets and supervises the daily business affairs of the Funds. GMF was organized in 1999, and advises mutual funds. As of June 30, 2003, GMF and its affiliates had approximately $[25.5] billion in assets under management, of which $[14] billion was managed by GMF.

The Funds pay GMF a management fee, which is based on an annual rate of 2.50% of each Fund's average daily net assets.

MULTI-MANAGER  STRUCTURE

GMF and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows GMF to hire, replace or terminate subadvisers unaffiliated with GMF without the approval of shareholders. The order also allows GMF to revise a subadvisory agreement with an unaffiliated subadviser with Board approval but without shareholder approval. If a new subadviser is hired, the change will be communicated to shareholders within 90 days of such changes, and all changes will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or GMF. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility. At this time no unaffiliated subadviser has been hired pursuant to this order.

GMF  provides  the  following  oversight  and  evaluation services to the Funds:

     Performing initial due diligence on prospective Portfolio Managers and/or Subadvisers for the Funds
     Monitoring the performance of the Portfolio Managers and/or Subadvisers through ongoing analysis, as well as periodic consultations
     Communicating performance expectations and evaluations to Portfolio Managers and/or Subadvisers
     Ultimately  recommending  to  the  Board  of  Trustees  whether a Portfolio
Manager  and/or  Subadviser  should  be  retained  or  terminated.

GMF does not expect to recommend frequent changes of Portfolio Managers or Subadvisers. GMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions.
Although GMF will monitor the performance of the Portfolio Managers and Subadvisers, there is no certainty that any Portfolio Manager, Subadviser or Fund will obtain favorable results at any given time.

GMF  PORTFOLIO  MANAGERS

The following describes the persons currently primarily responsible for the day-to-day management of the each Fund's assets.

PAUL  CLUSKEY,  SENIOR  INVESTMENT  MANAGER

Paul Cluskey is the Portfolio Manager for the Long/Short Health Care portion of each Fund and is responsible for the day-to-day management of that portion of each Fund and the selection of the each Fund's investments. He is also the Portfolio Manager for the Gartmore Global Health Sciences and Gartmore GVIT Global Health Sciences Funds. Mr. Cluskey joined GMF in February 2001. Prior to that, he was the co-lead portfolio manager for the Nicholas-Applegate Global Health Care Fund beginning with its inception in September 1999. He also co-managed the Nicholas-Applegate Small Cap Growth Fund and the Nicholas-Applegate Mini-Cap Fund. He joined Nicholas-Applegate in 1998. From 1996 through 1998, he had been a senior small cap stock analyst with SEI Investments. Before that, he worked at Piper Jaffray, Inc. as a corporate finance analyst.

AARON  HARRIS,  SENIOR  INVESTMENT  MANAGER

Aaron Harris is the Portfolio Manager for the Long/Short Technology portion of each Fund and is also Portfolio Manager of the Gartmore Global Technology and Communications and the Gartmore GVIT Global Technology and Communications Funds. Prior to joining GMF in April 2000, Mr. Harris was co-portfolio manager for the Nicholas-Applegate Global Technology Fund from _____1998 - March 2000 and was an investment analyst in Global Research at Nicholas-Applegate from 1995 - 1997.

PANK  AGGRAWAL,  SENIOR  PORTFOLIO  MANAGER

Pank Aggrawal is the Portfolio Manager of the Statistical/Relative Value Arbitrage portion of each Fund. Prior to joining GMF in __________, Mr. Aggrawal was Vice President of Quantitative Equity Research at Putnam Investments from ________ to _________.

CHRISTOPHER  E.  BAGGINI,  CFA,  SENIOR  PORTFOLIO  MANAGER

Christopher Baggini is the Portfolio Manager for the Long/Short Concentrated Equity portion of each Fund and is also Gartmore Growth and Gartmore GVIT Growth Funds' Portfolio Manager. Mr. Baggini joined GMF in March 2000. Prior to joining GMF, Mr. Baggini was a Portfolio Manager for Allied Investment Advisors from November 1996 to March 2000.

INVESTMENT  SUBADVISERS

Subject to the supervision of GMF and the Trustees, a Subadviser manages the Funds' assets in accordance with the Funds' investment objective and strategies. A Subadviser makes investment decisions for the Funds and, in connection with such investment decisions, places purchase and sell orders for securities. GMF will pay each Subadviser an annual fee of _____%, which GMF will pay out of the advisory fee paid pursuant to the Advisory Agreement.

CODA  CAPITAL  MANAGEMENT,  LLC  ("CCM").

CCM is a Pennsylvania limited liability company and is currently the investment manager of the CODA Capital Convertible Arbitrage Fund, a private investment fund that primarily invests in investment grade convertible securities, and simultaneously sells short a percentage of the underlying stock into which the bonds are convertible.

     JEREMIAH  O'GRADY,  PRESIDENT/PORTFOLIO  MANAGER
Mr. O'Grady has over 35 years experience in the securities industry with emphasis on convertible securities. Prior to joining Coda Capital Management in ________, Mr. O'Grady was Executive Vice President of Jefferies & Company in New York where he founded the Convertible Securities Department.

     CHARLES  WRIGHT,  PARTNER/PORTFOLIO  MANAGER
     Mr. Wright has been active in the securities and investment industry for ten years. Prior to joining Coda Capital Management in 2002, he was a portfolio manager for Palomar Capital Management (a division of Pilgrim Baxter & Associates) from 1996 to 2002.

GARTMORE  GLOBAL  PARTNERS  ("GGP").

GGP is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and manages more than $[1] billion in assets. GGP takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team, not just one investment manager.

Currently no assets have been allocated to GGP. However, each Fund may allocate assets to GGP in the future.

BUYING  AND  SELLING  FUND  SHARES

WHO  CAN  BUY  SHARES  OF  THE  FUNDS

Class I shares are sold to separate accounts of Nationwide Life Insurance Company and its affiliate life insurance companies (collectively, "Nationwide") to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, "variable annuity contracts"). Insurance companies, including Nationwide, who provide additional services necessary for them to receive 12b-1 fees, may sell Class II shares.

Shares  of  the  Funds  are  not  sold  to  individual  investors.

The separate accounts purchase shares of the Funds in accordance with variable account allocation instructions received from owners of the variable insurance contracts. The Funds then use the proceeds to buy securities for their portfolios.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if the Funds are available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

Each Fund sells Class I shares to separate accounts of Nationwide and may also sell Class II shares to separate accounts of other unaffiliated insurance companies and of Nationwide in limited circumstances. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that a Fund may offer its shares to the separate accounts of various other insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts that may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in a Fund and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The  distributor  for  the  Funds  is  Gartmore  Distribution  Services,  Inc.

BUYING  SHARES

PURCHASE PRICE. The purchase price of each share of a Fund is its "net asset value" (or NAV) next determined after the order is received. No sales charge is imposed on the purchase of the Funds' shares; however, your variable insurance contract may impose a sales charge. Generally, NAV is based on the market value of the securities owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the assets of a Fund allocable to such class, less its liabilities allocable to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The  Funds  do  not  calculate  NAV  on  the  following  days:
     New  Year's  Day
     Martin  Luther  King,  Jr.  Day
     Presidents'  Day
     Good  Friday
     Memorial  Day
     Independence  Day
     Labor  Day
     Thanksgiving  Day
     Christmas  Day
     Other  days  when  the  New  York  Stock  Exchange  is  not  open.

Each  Fund  reserves  the  right  not  to  determine  its  NAV  when:
     It has not received any orders to purchase, sell or exchange shares; or Changes in the value of the Fund's portfolio do not affect its NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust, as the Funds' administrator, or its agent, determines that the price of a security does not represent its fair value, the security may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investment may change on days when shares cannot be purchased or redeemed.

SELLING  SHARES

Shares can be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price will be the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

RESTRICTIONS  ON  SALES

Shares of a Fund may not be redeemed or a Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay or refuse any exchange, transfer or redemption request. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

DISTRIBUTION  PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits a Fund to compensate the distributor for expenses associated with distributing and selling Class II shares of the Fund and providing shareholder services.

Under that Distribution Plan, a Fund pays its distributor, from its Class II shares, a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of a Fund's Class II shares' average daily net assets.


Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

DISTRIBUTIONS  AND  TAXES

DIVIDENDS  AND  DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX  STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

INFORMATION  FROM  GARTMORE  FUNDS
Please read this Prospectus before you invest, and keep it with your records. This Prospectus is intended for use in connection with variable insurance contracts. The Statement of Additional Information (incorporated by reference into this Prospectus) contains additional information about the Funds. To obtain the Statement of Additional Information free of charge, call 1-800-848-6331 or contact your variable insurance provider.

INFORMATION  FROM  THE  SECURITIES  AND  EXCHANGE  COMMISSION  ("SEC")
You  can  obtain  copies  of  Fund  documents  from  the  SEC  as  follows:

IN  PERSON
Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:
Securities  and  Exchange  Commission
Public  Reference  Section
Washington,  D.C.  20549-0102
(The  SEC  charges  a  fee  to  copy  any  documents.)

ON  THE  EDGAR  DATABASE  VIA  THE  INTERNET:
www.sec.gov

BY  ELECTRONIC  REQUEST:
publicinfo@sec.gov

THE  TRUST'S  INVESTMENT  COMPANY  ACT  FILE  NO.:  [________]





GARTMORE  FUNDS

Gartmore  Funds
P.O.  Box  182205
Columbus,  Ohio  43218-2205

www.gartmorefunds.com

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE __, 2003

                      GARTMORE VARIABLE INSURANCE TRUST III

           Gartmore GVIT Optimized Multi-Strategy Market Neutral Fund

                Gartmore GVIT Optimized Multi-Strategy Alpha Fund


Gartmore Variable Insurance Trust III (the "Trust") is a registered open-end investment company that currently offers shares of beneficial interests (the "Shares") of three series: Gartmore GVIT Index Fund, Gartmore GVIT Optimized Multi-Strategy Market Neutral Fund, and Gartmore GVIT Optimized Multi-Strategy Alpha Fund. This Statement of Additional Information ("SAI") relates to the Trust's offering of Shares in the Gartmore GVIT Optimized Multi-Strategy Market Neutral Fund and the Gartmore GVIT Optimized Multi-Strategy Alpha Fund (each, a "Fund" and collectively, the "Funds").

This SAI is not a prospectus but is incorporated by reference into the Prospectus for the Funds. It contains information in addition to and more detailed than that set forth in the Prospectus for the Funds and should be read in conjunction with the Funds' Prospectus, dated ___, 2003.

Terms not defined in this SAI have the meanings assigned to them in the Prospectus.

The Prospectus may be obtained from Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215, or by calling toll free 1-800-848-6331.

The information in this SAI is not complete and may be changed. The Funds may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission (the "SEC") is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TABLE OF CONTENTS
PAGE

General Information and History
Additional Information on Portfolio Instruments and Investment Policies Description of Portfolio Instruments and Investment Policies
Investment Restrictions
Trustees and Officers of the Trust
Investment Advisory and Other Services
Brokerage Allocation
Purchases, Redemptions and Pricing of Shares
Performance Advertising
Additional Information
Tax Status
Other Tax Consequences
Tax Consequences to Shareholders
Appendix A - Debt Ratings

                        GENERAL INFORMATION AND HISTORY


Gartmore Variable Insurance Trust III (the "Trust") is an open-end management investment company organized under the laws of Delaware by a Declaration of Trust, dated June 18, 2003. The Trust currently offers three series, Gartmore GVIT Index Fund, Gartmore GVIT Optimized Multi-Strategy Market Neutral Fund, and Gartmore GVIT Optimized Multi-Strategy Alpha Fund, each with its own investment objective.

This SAI relates to the Trust's offering of Shares in the Gartmore GVIT Optimized Multi-Strategy Market Neutral Fund and the Gartmore GVIT Optimized Multi-Strategy Alpha Fund. Each of the Funds is a diversified fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

The investment objectives and principal investment strategies of each of the Funds, as well as the principal risks associated with the Funds' investment strategies, are set forth in the Prospectus. Certain additional investment information is set forth below.

                 ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS
                             AND INVESTMENT POLICIES

Each Fund invests in a variety of securities and employs a number of investment techniques that involve certain risks. The Prospectus for the Funds highlights the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds.

                      DESCRIPTION OF PORTFOLIO INSTRUMENTS
                             AND INVESTMENT POLICIES

As stated in the Prospectus, each Fund's investment objective is not fundamental and may be changed without the vote of shareholders.

CERTAIN  PORTFOLIO  SECURITIES  AND  OTHER  OPERATING  POLICIES

As discussed in the Prospectus, the Funds will allocate their assets among a number of alternative asset managers ("Portfolio Managers") that employ various investment strategies that historically have exhibited a low correlation to the general performance of equity, debt and other markets. Additional information regarding the types of securities and financial instruments in which Portfolio Managers may invest the assets of the Funds, and certain of the investment techniques that may be used by Portfolio Managers, is set forth below.

EQUITY  SECURITIES

The investment portfolios of the Funds will include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and non-U.S. issuers. The value of equity securities depends on business, economic and other factors affecting those issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.


DEBT  OBLIGATIONS

The Funds may invest in debt obligations. A Fund will invest in these securities when their yield and potential for capital appreciation are considered sufficiently attractive and also may invest in these securities for defensive purposes and to maintain liquidity. Debt obligations include bonds, notes and debentures issued by U.S. and non-U.S. corporations and governments. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Debt obligations are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness or financial condition of the issuer and general market liquidity (i.e., market risk). Certain portfolio securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to significant reductions of yield and possible loss of principal.

The Funds may invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (a "Rating Agency") in one of the four highest rating categories or, if not rated by any Rating Agency, have been determined by a Portfolio Manager to be of comparable quality.

Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations when due ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price). RATINGS AS INVESTMENT CRITERIA. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by the Funds as initial criteria for the selection of portfolio securities, but the Funds also rely upon the independent advice of the Funds' adviser or Portfolio Managers to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

Subsequent to its purchase by the Funds, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Funds. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but the Funds' adviser or Portfolio Managers will consider such events in their determination of whether the Funds should continue to hold the securities.

In addition, to the extent that the ratings change as a result of changes in an NRSRO or its rating systems, or due to a corporate reorganization, the Funds will attempt to use comparable ratings as standards for their investments in accordance with their investment objectives and policies.

MEDIUM-QUALITY SECURITIES. The Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

LOWER QUALITY (HIGH-RISK) SECURITIES. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch IBCA Information Services, Inc. ("Fitch"), (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities also because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Funds might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Funds' net asset values.

As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

PAYMENT EXPECTATIONS. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

LIQUIDITY AND VALUATION. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

U.S. GOVERNMENT SECURITIES. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;

- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;

- the Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives;

- the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.

Although the U.S. government may provide financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically, but accrue interest until maturity. To the extent a Fund purchases the principal portion of STRIPS, the Fund will not receive regular interest payments. Instead STRIPs are sold at a deep discount from their face value. Because the principal portion of the STRIPs do not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Funds take into account as income a portion of the difference between the principal portion of the STRIPs' purchase price and its face value.

MONEY  MARKET  INSTRUMENTS

The Funds may invest, for defensive purposes or otherwise, some or all of their assets in high quality fixed-income securities, money market instruments and money market mutual funds, or may hold cash or cash equivalents in such amounts as GMF or Portfolio Managers deem appropriate under the circumstances. The Funds also may invest in these instruments pending allocation of their respective offering proceeds. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government securities, commercial paper, certificates of deposit and bankers' acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Money  market  instruments  may  include  the  following  types  of instruments:

     - obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

- obligations of sovereign non-U.S. governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

- obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;

- asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;

-  repurchase  agreements;

-  bank  or  savings  and  loan  obligations;

- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by non-U.S. governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

- bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Funds will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.

- high quality short-term (maturity in 397 days or less) corporate obligations, rated within the top two rating categories by an NRSRO or, if not rated, deemed to be of comparable quality by the applicable adviser or subadviser.

- extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period.

- unrated short term (maturing in 397 days or less) debt obligations that are determined by the Funds' adviser or Portfolio Managers to be of comparable quality to the securities described above.

EXTENDABLE  COMMERCIAL  NOTES

Extendable commercial notes (ECNs) may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 397 days from the date of issue without seeking noteholder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. The Funds will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.

BANK  OBLIGATIONS

Bank obligations that may be purchased by the Funds include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or non-U.S. banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their Branches located outside the United States), domestic and non-U.S. branches of non-U.S. banks and savings and loan associations.

EURODOLLAR AND YANKEE OBLIGATIONS. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by non-U.S. branches of U.S. banks and by non-U.S. banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by non-U.S. banks.

Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of non-U.S. withholding taxes, and the expropriation or nationalization of non-U.S. issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

NON-U.S.  SECURITIES

The Funds may invest in equity and fixed-income securities of non-U.S. issuers and in depositary receipts, such as American Depositary Receipts ("ADRs"), which represent indirect interests in securities of non-U.S. issuers. Non-U.S. securities in which Funds may invest may be listed on non-U.S. securities exchanges or traded in non-U.S. over-the-counter markets or may be purchased in private placements and not be publicly traded. Investments in non-U.S. securities are affected by risk factors generally not thought to be present in the United States. These factors are listed in the Prospectus under "Risk Factors-Non-U.S. Investments."

As a general matter, the Funds are not required to hedge against non-U.S. currency risks, including the risk of changing currency exchange rates, which could reduce the value of non-U.S. currency denominated portfolio securities irrespective of the underlying investment. However, from time to time, a Fund may enter into forward currency exchange contracts ("forward contracts") for hedging purposes and non-hedging purposes to pursue its investment objective. Forward contracts are transactions involving a Fund's obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by the Funds for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when the Portfolio Managers anticipate purchasing or selling a non-U.S. security. This technique would allow the Funds to "lock in" the U.S. dollar price of the security. Forward contracts also may be used to attempt to protect the value of the Funds' existing holdings of non-U.S. securities. There may be, however, imperfect correlation between the Funds' non-U.S. securities holdings and the forward contracts entered into with respect to such holdings. Forward contracts also may be used for non-hedging purposes to pursue the Funds' investment objective, such as when a Portfolio Manager anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in such currencies are not then held in the Funds' investment portfolio.

Investing in non-U.S. securities (including through the use of depositary receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in non-U.S. companies will frequently involve currencies of non-U.S. countries, and since the Funds may hold securities and funds in non-U.S. currencies, the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most non-U.S. stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some non-U.S. companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most non-U.S. bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on non-U.S. securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in non-U.S. countries than in the United States. In addition, with respect to certain non-U.S. countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by the Funds, may be subject to non-U.S. government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

Non-U.S. economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many non-U.S. securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, non-U.S. securities may be difficult to liquidate rapidly without adverse price effects.

INVESTMENT IN COMPANIES IN DEVELOPING COUNTRIES. Investments may be made from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including
Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Funds. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Funds' ability to acquire or dispose of securities at the price and time it wishes to do so. The Funds' inability to dispose fully and promptly of positions in declining markets will cause the Funds' net asset values to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Funds' investments in those countries and the availability to the Funds of additional investments in those countries.

Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on non-U.S. sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.
Trading in futures contracts on non-U.S. commodity exchanges may be subject to the same or similar risks as trading in non-U.S. securities.

DEPOSITARY RECEIPTS. The Funds may invest in non-U.S. securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities convertible into securities of issuers based in non-U.S. countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S.
securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either non-U.S. or domestic securities. For purposes of the Funds' investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

The Funds may invest in depositary receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

FOREIGN  COMMERCIAL  PAPER

The Funds may invest in commercial paper which is indexed to certain specific non-U.S. currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Funds will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in non-U.S. currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in non-U.S. currencies while providing an attractive money market rate of return. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

REPURCHASE  AGREEMENTS

Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. The Funds' adviser or Portfolio Managers review the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

MORTGAGE  DOLLAR  ROLLS  AND  REVERSE  REPURCHASE  AGREEMENTS

Reverse repurchase agreements involve the sale of a security to a bank or securities dealer and the simultaneous agreement to repurchase the security for a fixed price, reflecting a market rate of interest, on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements are a form of leverage that also may increase the volatility of a Fund's investment portfolio.

A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Funds. (See "Borrowing")

Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, GMF or Portfolio Managers believe that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

LENDING  PORTFOLIO  SECURITIES

A Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. The Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. A Fund generally will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

For the purposes of this policy, the Funds consider collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Funds to be the equivalent of cash. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower;
(2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Funds' ability to recover the loaned securities or dispose of the collateral for the loan.

WHEN-ISSUED,  DELAYED  DELIVERY  AND  FORWARD  COMMITMENT  SECURITIES

To reduce the risk of changes in securities prices and interest rates, a Fund may purchase securities on a forward commitment, when-issued or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable with respect to such purchases are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counter party. After a Fund commits to purchase such securities, but before delivery and settlement, it may sell the securities if it is deemed advisable.

Securities purchased on a forward commitment or when-issued or delayed delivery basis are subject to changes in value, generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise, based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities so purchased may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed delivery basis when a Fund is fully or almost fully invested results in a form of leverage and may result in greater potential fluctuation in the value of the net assets of a Fund. In addition, there is a risk that securities purchased on a when-issued or delayed delivery basis may not be delivered and that the purchaser of securities sold by a Fund on a forward basis will not honor its purchase obligation. In such cases, the Funds may incur losses.

When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of its adviser or Portfolio Managers to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceed 25% of the value of its total assets.
Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets. When the Funds engage in when-issued or delayed-delivery transactions, they rely on the other party to consummate the trade. Failure of the seller to do so may result in the Funds incurring losses or missing opportunities to obtain a price considered to be advantageous.

STANDBY  COMMITMENT  AGREEMENTS

These agreements commit a Fund, for a stated period of time, to purchase a stated amount of fixed income securities that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. Funds enter into such agreements for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Fund.

There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of a Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

INDEXED  SECURITIES

The Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an "index"). As an illustration, the Funds may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.

SMALL  COMPANY  AND  EMERGING  GROWTH  STOCKS

Investing in securities of small-sized, including micro-capitalization companies, and emerging growth companies may involve greater risks than investing in the stocks of larger, more established companies since these securities may have limited marketability and thus may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Funds to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

SPECIAL  SITUATION  COMPANIES

"Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. GMF or Portfolio Managers of the Funds believe, however, that if they analyze "special situation companies" carefully and invest in the securities of these companies at the appropriate time, the Funds may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Funds make their investments will be consummated under the terms and within the time period contemplated, if consummated at all.

CONVERTIBLE  SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated.

The Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations then conventional convertible securities.

WARRANTS

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

PREFERRED  STOCK

Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.
SHORT  SELLING  OF  SECURITIES

In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

The Funds may also engage in short sales if at the time of the short sale the Funds own or have the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Funds will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

RESTRICTED,  NON-PUBLICLY  TRADED  AND  ILLIQUID  SECURITIES

A Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, non-U.S. securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, a Fund's level of illiquidity may increase.

The Funds may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Funds. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The applicable Portfolio Manager or adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security;
(C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

PRIVATE  PLACEMENT COMMERCIAL PAPER.  Commercial paper eligible for resale under
Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as an accredited investor.
Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only
NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Fund's adviser or Portfolio Manager believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

BORROWING

A Fund may borrow money from banks, limited by SEC rules to 33-1/3% of its total assets (including the amount borrowed), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. The Funds will not purchase securities when bank borrowings exceed 5% of the Funds' total assets.

Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.

DERIVATIVE  INSTRUMENTS

The Funds may use a variety of special investment techniques to hedge a portion of their investment portfolios against various risks or other factors that generally affect the values of securities. They may also use these techniques for non-hedging purposes in pursuing their investment objectives. These techniques may involve the use of derivative transactions. The techniques the Funds may employ may change over time as new instruments and techniques are introduced or as a result of regulatory developments. Certain of the special investment techniques that the Funds may use are speculative and involve a high degree of risk, particularly when used for non-hedging purposes. It is possible that any hedging transaction may not perform as anticipated and that a Fund may suffer losses as a result of its hedging activities.

A Fund's Portfolio Managers may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts, swaps and structured contracts, to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with the Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

SPECIAL RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

     (1) Successful use of most of these instruments depends upon a Fund's Portfolio Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

(2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Funds' assets being hedged in terms of securities composition.

          (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because GMF or a Portfolio Manager projected a decline in the price of a security in a Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

     (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.
Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund's performance.

If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

For a discussion of the federal income tax treatment of a Fund's derivative instruments, see "Additional General Tax Information For the Funds" below.

OPTIONS. The Funds may purchase or write put and call options on securities and indices, and may purchase options on non-U.S. currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted, Non-Publicly Traded and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

A Fund may purchase or write both OTC options and options traded on non-U.S. and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Funds will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Funds, there is no assurance that the Funds will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, the Funds might be unable to close out an OTC option position at any time prior to its expiration. If a Fund is unable to affect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

Transactions using OTC options (other than purchased options) expose the Funds to counter party risk. To the extent required by SEC guidelines, the Funds will not enter into any such transactions unless they own either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Funds will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

SPREAD TRANSACTIONS. The Funds may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

FUTURES CONTRACTS. The Funds may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when GMF or a Portfolio Manager believes it is more advantageous to the Fund than is purchasing the futures contract.

To the extent required by regulatory authorities, the Funds will only enter into futures contracts that are traded on U.S. or non-U.S. exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

The Funds will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Funds' net asset values after taking into account unrealized profits and unrealized losses on any such contracts the Funds have entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction that Fund will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls.
These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

STRUCTURED PRODUCTS. The Funds may use structured products to hedge their portfolios. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also, "Description Of Portfolio Instruments And Investment Policies - Restricted, Non-Publicly Traded and Illiquid Securities."

SWAP AGREEMENTS. The Funds may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Funds' investment objectives, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Funds than if the Funds had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular non-U.S. currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on GMF's or Portfolio Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.

A Fund will enter swap agreements only with counterparties that a Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

FOREIGN CURRENCY-RELATED DERIVATIVE STRATEGIES - SPECIAL CONSIDERATIONS. A Fund may use options and futures and options on futures on non-U.S. currencies and forward currency contracts to hedge against movements in the values of the non-U.S. currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another non-U.S. currency or a basket of currencies, the values of which a Portfolio Manager believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of derivative instruments on non-U.S. currencies depends on the value of the underlying currency relative to the U.S. dollar. Because non-U.S. currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying non-U.S. currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for non-U.S. currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in non-U.S. currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

Settlement of derivative transactions involving non-U.S. currencies might be required to take place within the country issuing the underlying currency.
Thus, a Fund might be required to accept or make delivery of the underlying non-U.S. currency in accordance with any U.S. or non-U.S. regulations regarding the maintenance of non-U.S. banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Permissible non-U.S. currency options will include options traded primarily in the OTC market. Although options on non-U.S. currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on non-U.S. currency only when GMF or a Portfolio Manager believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD  CURRENCY  CONTRACTS

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the non-U.S. currency, will change after the non-U.S. currency contract has been established. Thus, the Fund might need to purchase or sell non-U.S. currencies in the spot (cash) market to the extent such non-U.S. currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

CURRENCY HEDGING. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in non-U.S. currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

A decline in the dollar value of a non-U.S. currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the non-U.S. currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the non-U.S. currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

A Fund may enter into non-U.S. currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

SECURITIES  OF  INVESTMENT  COMPANIES

To the extent permitted by the 1940 Act, a Fund may generally invest up to 10% of its total assets, calculated at the time of investment, in the securities of other investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. A Fund will indirectly bear its proportionate share of any advisory fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through non-U.S. government-approved or government-authorized investment vehicles, which may include other investment companies.

SPDRS AND OTHER EXCHANGE TRADED FUNDS. The Funds may invest in Standard & Poor's Depositary Receipts ("SPDRs") and in shares of other exchange traded funds (collectively, "ETFs"). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

ETF's, including SPDRs, are not actively managed. Rather, an ETF's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF's price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.

FLOATING  AND  VARIABLE  RATE  INSTRUMENTS

Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. GMF or the appropriate Portfolio Manager will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

ZERO  COUPON  SECURITIES

Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

Current federal income tax law requires the holder of a zero coupon security to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

TEMPORARY  INVESTMENTS

Generally the Funds will be fully invested in accordance with their investment objectives and strategies. However, pending investment of cash balances, or if GMF (or a Portfolio Manager) believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities;
(2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Portfolio may invest directly; and (5) subject to the limits of the 1940 Act, shares of other investment companies (which may include affiliates of the Fund) that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

PORTFOLIO  TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases and sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. The portfolio turnover rate for each Fund is expected to be [insert percentage].

                             INVESTMENT RESTRICTIONS

The following are fundamental investment restrictions of each Fund which cannot be changed without the authorization of the majority of the outstanding Shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

Each  of  the  Funds:

- May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

- May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of the Fund.

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance. For the Gartmore Tax-Free Income Fund, this limitation does not apply to obligations issued by state, county or municipal governments.

- May not lend any security or make any other loan, except that each Fund may in accordance with its investment objective and policies (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).
-
THE FOLLOWING ARE THE NON-FUNDAMENTAL OPERATING POLICIES OF THE FUNDS WHICH MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT SHAREHOLDER APPROVAL:

Each  Fund  may  not:

- [Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.]

- Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

- Pledge, mortgage or hypothecate any assets owned by the Fund in excess of 33 1/3% of the Fund's total assets at the time of such pledging, mortgaging or hypothecating.
-
EACH  FUND  MAY  NOT:

- Purchase securities of other investment companies except (a) in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or (b) to the extent permitted by the 1940 Act or any rules or regulations thereunder or pursuant to any exemptions therefrom.
-
EACH  FUND  MAY  NOT:

- Purchase securities when bank borrowings exceed 5% of such Fund's total assets, except that a Fund may purchase securities during such time to the extent only that the Fund's receivables for securities sold exceeds the amount of such borrowings at the time of purchase.
-
In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund's holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's assets is invested in the securities (other than those of the U.S. government or other U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

Also, there are four requirements imposed on the Funds under Subchapter L of the Code because they are used as investment options written variable insurance products.

1) A Fund may invest no more that 55% of its total assets in one issuer (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

2) A Fund may invest no more that 70% of its total assets in two issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

3) A Fund may invest no more that 80% of its total assets in three issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

4) A Fund may invest no more that 90% of its total assets in four issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

Each U.S. government agency or instrumentality shall be treated as a separate issuer.

                       TRUSTEES AND OFFICERS OF THE TRUST

MANAGEMENT  INFORMATION

The Board of Trustees has the responsibility for the overall management of the Trust and the Funds, including general supervision and review of the Funds' investment activities and their conformity with Delaware law and the stated policies of the Funds. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

It is contemplated that the members of the Board of Trustees will be appointed and elected during the Trust's initial meeting to occur on or about [_____], 2003. This meeting will be led by [_____], the Trust's initial Trustee, whose name, address, age and other prior/present employments are provided below:

     [FILL  IN  INFORMATION  FOR  INITIAL  TRUSTEE]

RESPONSIBILITIES  OF  THE  BOARD  OF  TRUSTEES

The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

BOARD  OF  TRUSTEES  COMMITTEES

The Board of Trustees has two standing committees: Audit and Pricing and Valuation.
The purposes of the Audit Committee are to: (1) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers; (2) oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; (3) ascertain the independence of the Trust's independent auditors; and (4) act as a liaison between the Trust's independent auditors and the Board of Trustees. The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board of Trustees and the Audit Committee, as representatives of the Trust's shareholders. Each of the members has a working knowledge of basic finance and accounting matters and is not an interested person of the Trust, as defined in the 1940 Act.

The purpose of the Pricing and Valuation Committee is to oversee the implementation and operation of the Trust's valuation procedures.

COMPENSATION  OF  TRUSTEES

The Trustees receive fees and reimbursement for expenses of attending Board meetings from the Trust. GMF will reimburse the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who are employees of GMF or its affiliates. The Compensation Table below sets forth estimated compensation to be paid to the Trustees of the Trust, before reimbursement of expenses, for the first full fiscal year of the Fund. Trust officers receive no compensation from the Trust in their capacity as officers.




(1)                                 (2)                                                 (3)
NAME OF TRUSTEE    AGGREGATE COMPENSATION FROM THE TRUST   PENSION RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES
[__________] . .  $                            [_______]                                                           - 0 -
[__________] . .  $                            [_______]                                                           - 0 -
[__________] . .  $                            [_______]                                                           - 0 -
[__________] . .  $                            [_______]                                                           - 0 -


(1)                                  (4)                                         (5)
NAME OF TRUSTEE   ESTIMATED ANNUAL BENEFITS UPON RETIREMENT   TOTAL COMPENSATION FROM THE FUND COMPLEX
[__________] . .                                      - 0 -
[__________] . .                                      - 0 -
[__________] . .                                      - 0 -
[__________] . .                                      - 0 -




As  of _____, 2003, the Fund Complex includes: [                               ]

The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

CODE  OF  ETHICS

Federal law requires the Trust, GMF, the Trust's principal underwriter and any subadvisers to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Funds).

                     INVESTMENT ADVISORY AND OTHER SERVICES

TRUST  EXPENSES

Subject to any applicable Expense Limitation Agreements (defined below under "LIMITATION OF FUND EXPENSES"), the Trust pays the compensation of the Trustees who are not interested persons of GMF or its affiliates and all expenses (other than those assumed by GMF) including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust;
investment advisory fees and any Rule 12b-1 fees; fees under the Trust's Fund Administration and Transfer and Dividend Disbursing Agent Agreement, which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent certified public accountants and legal counsel of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; administrative services fees under an Administrative Services Plan; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of Shares of the Trust; expenses of any shareholders' meetings; and expenses relating to the issuance, registration, and qualification of Shares of the Trust.

ADVISER

Under the Investment Advisory Agreement (the "ADVISORY AGREEMENT") between Gartmore Mutual Fund Capital Trust ("GMF") and the Trust, GMF manages the investment of the Funds' assets in accordance with the policies and procedures set forth in the Funds' prospectus and this SAI and as may be established by the Trustees, and supervises the daily business affairs of the Funds. GMF also oversees and monitors the activities of Coda Capital Management, LLC and Gartmore Global Partners (collectively, the "Subadvisers") to the extent assets of a Fund are allocated to a Subadviser.

GMF pays the compensation of the officers of the Trust employed by GMF and pays a PRO RATA portion of the compensation and expenses of the Trustees who are employed by GMF and its affiliates. GMF also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust. In addition, GMF pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of Shares of the Trust's series or for recordkeeping or other shareholder related services.

The Advisory Agreement also specifically provides that GMF, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Advisory Agreement. The Advisory Agreement continues in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement terminates automatically in the event of its "assignment", as defined under the 1940 Act. It may be terminated as to the Funds without penalty by vote of a majority of the outstanding voting securities of the Funds, or by either party, on not less than 60 days written notice. The Advisory Agreement further provides that GMF may render similar services to others.

GMF, located at 1200 River Road, Conshohocken, Pennsylvania 19428, is a wholly-owned subsidiary of Gartmore Global Investments, Inc. ("GGI") a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust ("GGAMT"), which is a Delaware business trust. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

For services provided under the Advisory Agreement, GMF receives a advisory fee, which is based on an annual rate of 2.50% of each Fund's average daily net assets.

LIMITATION  OF  FUND  EXPENSES

In the interest of limiting the expenses of the Funds, GMF may from time to time waive some or all of its investment advisory fee or reimburse other fees for the Funds. In this regard, GMF has entered into an expense limitation agreement with the Trust on behalf of the Funds (the "EXPENSE LIMITATION AGREEMENT") limiting certain operating expenses.

GMF may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreement at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ration of the Fund to exceed the limits set forth below. No reimbursement will be made to a Fund unless: (i) such Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and
(iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

Until at least __________, 2004, GMF has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees, for the Funds as follows:

     ALPHA  FUND  -  [___]%  for  Class  I  Shares  and  Class  II  Shares;

     MARKET  NEUTRAL  FUND  -  [___]%  for  Class  I Shares and Class II Shares.

SUBADVISERS

Currently each of the Funds is authorized to employ two Subadvisers: Coda Capital Management, LLC ("CCM") and Gartmore Global Partners ("GGP"). In addition, GMF and the Trust have received from the SEC an exemptive order for the multi-manager structure which allows GMF to hire, replace or terminate unaffiliated subadvisers without the approval of shareholders; the order also allows GMF to revise a subadvisory agreement without shareholder approval. If a new subadviser is hired, the change will be communicated to shareholders within 90 days of such changes, and all changes will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or GMF. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility. At this time no unaffiliated subadviser has been hired pursuant to this order.

GMF provides investment management evaluation services to the Funds principally by performing initial due diligence on prospective Subadvisers for the Fund and thereafter monitoring the performance of the Subadviser through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the Subadviser. GMF has responsibility for communicating performance expectations and evaluations to the Subadviser and ultimately recommending to the Trust's Board of Trustees whether the Subadviser's contract should be renewed, modified or terminated; however, GMF does not expect to recommend frequent changes of Subadvisers. GMF will regularly provide written reports to the Trust's Board of Trustees regarding the results of its evaluation and monitoring functions. Although GMF will monitor the performance of the Subadvisers, there is no certainty that the Subadviser or the Fund will obtain favorable results at any given time.

Subject to the supervision of GMF and the Trustees, GGP and CCM may each manage a portion of a Fund's assets in accordance with such Fund's investment objective and policies. A Subadviser makes investment decisions for all or a portion such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

A Subadviser provides investment advisory services to a Fund pursuant to a Subadvisory Agreement. The Subadvisory Agreement specifically provides that a Subadviser shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of a Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial two-year period, the Subadvisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. The Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

For  the  services  it  provides,  a  Subadviser  receives  the  following fees:




FUND                                    ASSETS  FEE
Gartmore GVIT Optimized Multi-Strategy
Market Neutral Fund. . . . . . . . . .  ______  ___
                                        ______  ___
Gartmore GVIT Optimized Multi-Strategy
Alpha Fund . . . . . . . . . . . . . .  ______  ___




These fees are calculated at an annual rate based on each Fund's average daily net assts.

GGP is a partnership owned jointly by Gartmore U.S. Ltd. and Gartmore Securities Ltd. Gartmore U.S. Ltd. is a wholly-owned subsidiary of Gartmore Capital Management Ltd. Gartmore Capital Management Ltd. is a wholly owned subsidiary of and Gartmore Securities Ltd. is almost entirely owned by Gartmore Investment Management plc. Gartmore Investment Management plc is almost entirely owned by Asset Management Holdings plc, a holding company, which is a wholly owned subsidiary of Nationwide UK Holding Company, Ltd, another holding company, which is a majority owned subsidiary of Nationwide UK Asset Management Holdings, Ltd., another holding company, which is a wholly owned subsidiary of Nationwide Asset Management Holdings, Ltd. Nationwide Asset Management Holdings, Ltd., which is also a holding company, is a wholly owned subsidiary of GGAMT. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policy holders.

CCM  [to  be  inserted].

CONSIDERATION  OF  THE  ADVISORY  AGREEMENT

In determining whether it was appropriate to approve the Advisory Agreement between GMF and the Trust, on behalf of the Funds, [TO BE COMPLETED AFTER BOARD CONSIDERS TERMS OF ADVISORY AGREEMENT] the Board received extensive information, provided by GMF, that the Board believed to be reasonably necessary to conduct its review. The Board carefully evaluated this information, and was advised with respect to its deliberations by legal counsel to the Trust, and the Trustees who are not interested persons were also advised by their own independent counsel. The Trustees decided to approve the Advisory Agreement on the basis of the following considerations, among others:

- The investment advisory fee payable to GMF under the Advisory Agreement, the anticipated costs to GMF of providing these services, the anticipated profitability of GMF's relationship with the Funds, the level of reimbursements being made by GMF and the participated duration of such reimbursements, and the comparability of the fee to fees paid by other similar investment companies.

- The nature, quality and extent of the investment advisory services expected to be provided by GMF to the Funds.

- The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of GMF.

-     Any  ancillary  benefits  to  GMF,  including soft dollars received by it.

[In light of the above considerations and such other factors and information it considered relevant, omitting, however, unavailable Fund profitability information and historic Fund performance information, the Board unanimously determined that the Advisory Agreement and the compensation payable under such Advisory Agreement is fair and reasonable with respect to the Funds.]

DISTRIBUTOR

Gartmore Distribution Services, Inc. ("GDSI") serves as underwriter for each of the Funds in the continuous distribution of its Shares pursuant to a Underwriting Agreement dated as of October 1, 2002 (the "Underwriting
Agreement"). Unless otherwise terminated, the Underwriting Agreement will continue from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding Shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. GDSI, located at 1200 River Road, Conshohocken, PA 19428, is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc., which is a wholly-owned subsidiary of Gartmore SA Capital Trust. Gartmore SA Capital Trust is a wholly-owned subsidiary of Gartmore Global Investments, Inc., which is a majority-owned subsidiary of Gartmore Global Asset Management Trust ("GGAMT"). GGAMT is a Delaware business trust that is a wholly-owned subsidiary of Nationwide Corporation. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.The following entities or people are affiliates of the Trust and are also affiliates of GDSI:

Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Partners
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.
Nationwide  Corporation
Nationwide  Mutual  Insurance  Company
[Paul  Hondros
Gerald  Holland
Eric  Miller]

In its capacity as Distributor, GDSI solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. GDSI receives no compensation under the Underwriting Agreement with the Trust.

DISTRIBUTION  PLAN

- The Trust has adopted a Distribution Plan (the "PLAN") under Rule 12b-1 of the 1940 Act. The Plan permits the Funds to compensate GDSI, as the Fund's Distributor, for expenses associated with the distribution of the Funds' Class II shares. Although actual distribution expenses may be more or less, under the Plan, the Funds pay GDSI an annual fee under the Plan, regardless of expenses, in an amount that will not exceed 0.25% of the average daily net assets of Class II Shares of the Funds.
-
As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "INDEPENDENT TRUSTEES"). The Plan was initially approved by the Board of Trustees on [_____], 2003, and may be amended from time to time upon approval by the Board of Trustees. The Plan may be terminated as to a class of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding Shares of that class. Any change in the Plan that would materially increase the distribution cost to a class requires approval of the shareholders of the class. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the applicable class. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition, the Trustees in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit the Funds and their Shareholders.

The Board of Trustees believes that the Plan is in the best interests of the Funds since it encourages growth and maintenance of the Funds' assets. As the Funds grow in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

GDSI has entered into, and will enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of the Shares including, but not limited to, those discussed above. From time to time, GDSI or an affiliate of GDSI may pay additional amounts from its own resources to dealers or other financial intermediaries including an affiliate of GDSI, Nationwide Financial Services, Inc., or its subsidiaries for aid in distribution or for aid in providing administrative services to shareholders.

A Fund may not recoup the amount of unreimbursed expenses in a subsequent fiscal year and does not generally participate in joint distribution activities with other Funds.

FUND  ADMINISTRATION  AND  TRANSFER  AGENCY  SERVICES

Under the terms of a Fund Administration Agreement, Gartmore SA Capital Trust ("GSA"), a wholly owned subsidiary of Gartmore Global Investments, Inc. ("GGI"), provides for various administrative and accounting services, including daily valuation of the Funds' Shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. GGI is a wholly-owned subsidiary of GGAMT. Gartmore Investor Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as transfer agent and dividend distributing agent for each of the Funds. Both GSA and GISI are located at 1200 River Road, Conshocken, Pennsylvania 19428. For the fund administration and transfer agency services, each Fund pays GSA a combined annual fee based on the Trust's average daily net assets according to the following schedule:





ASSET LEVEL  AGGREGATE TRUST FEE*
[___] . . .                 [___]
[___] . . .                 [___]
[___] . . .                 [___]



     *
SUB-ADMINISTRATORS

GSA has entered into a Sub-Administration Agreement and a Sub-Transfer Agent Agreement with BISYS Fund Services Ohio, Inc. ("BISYS"), effective [____], 2003, to provide certain fund administration and transfer agency services for the Funds. For these services, GSA pays BISYS an annual fee at the following rates based on the average daily net assets of the Funds:





ASSET LEVEL   FEE
[___] . . .  [___]
[___] . . .  [___]



ADMINISTRATIVE  SERVICES  PLAN

Under the terms of an Administrative Services Plan, the Funds are permitted to enter into servicing agreements ("SERVICING AGREEMENT") with servicing organizations to provide certain administrative support services for the Funds. Such administrative support services include, but are not limited to, the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated Prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

As authorized by the particular Administrative Services Plan(s) for the Funds, the Trust has entered into Servicing Agreements for the Funds pursuant to which Nationwide Financial Services, Inc. ("NFS") has agreed to provide certain administrative support services in connection with the applicable Fund Shares held beneficially by its customers. NFS is a majority owned subsidiary of Nationwide Corporation, which also owns GGAMT. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include GDSI) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of Class I or Class II Shares of each Fund.

CUSTODIAN

J.P. Morgan Chase Bank ("J.P. MORGAN"), 270 Park Avenue, New York, New York is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement. J.P. Morgan performs no managerial or policy-making functions for the Fund.

LEGAL  COUNSEL

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103, serves as the Trust's legal counsel.

AUDITORS

[______________________]  serves  as  independent  accountants  for  the  Trust.

                              BROKERAGE ALLOCATION

GMF is responsible for the selection of brokers and dealers to effect portfolio transactions and the negotiation of brokerage commissions, if any. Subadvisers are responsible for these decisions as they relate to the Fund assets they manage.

In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on non-U.S. stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions charged in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short-term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction i.e., execution at the most favorable prices and in the most effective manner possible. "Best price-best execution" encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Both GMF and Portfolio Managers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to GMF or a Portfolio Manager. In placing orders with such broker-dealers, GMF or Portfolio Manager will, where possible, take into account the comparative usefulness of such information. Such information is useful to GMF or a Portfolio Manager even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce GMF's or a Portfolio Manager's normal research activities or expenses.

Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

There may be occasions when portfolio transactions for the Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by GMF or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are affected only when GMF or a Portfolio Manager believes that to do so is in the interest of a Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

In purchasing and selling investments for the Funds, it is the policy of GMF to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Funds (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by GMF in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, GMF will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services, rendered on a continuing basis; and the reasonableness of any commissions.

GMF or a Subadviser may cause the Funds to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information. Any such research and other information provided by brokers to GMF is considered to be in addition to and not in lieu of services required to be performed by it under its Advisory Agreement. The fees paid to GMF pursuant to the Advisory Agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to GMF in serving its other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. Subject to the policy of GMF to obtain best execution at the most favorable prices through responsible broker-dealers, it also may consider the broker-dealer's sale of shares of any fund for which it serves as investment adviser, subadviser or administrator.

                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

An insurance company purchases shares of the Funds at their net asset value ("NAV") using purchase payments received on variable annuity contracts and variable life insurance policies issued by separate accounts. These separate accounts are funded by shares of the Funds.

[All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of a Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.]

The NAV per Share for each Fund is determined once daily, as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Standard
Time) on each day that the Exchange is open and on such other days as the Board of Trustees determines (the "VALUATION TIME"). However, to the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when Shares cannot be purchased or redeemed.

The Funds will not compute net asset value on customary business holidays, including New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other days when the New York Stock Exchange is not open.

The NAV per Share of a class is computed by adding the value of all securities and other assets in a Fund's portfolio allocable to such class, deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of Shares outstanding in such class.

Securities for which market quotations are readily available are valued at current market value as of "Valuation Time." Valuation Time will be as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Standard Time).

Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades.

Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 days or less are considered to be "short time" and are valued at amortized cost which approximates market value. The pricing service activities and results are reviewed by an officer of each Fund.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of GMF or designee, are valued at fair value under procedures approved in good faith by the Funds' Board of Trustees.

A separate account redeems shares to make benefit or surrender payments under the terms of its variable annuity contracts or variable life insurance policies. Redemptions are processed on any day on which the Trust is open for business and are effected at NAV next determined after the redemption order, in proper form, is received by the Trust's transfer agent, GISI.

The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                             PERFORMANCE ADVERTISING

Standardized total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by the various Share classes, the net total returns on each class can be expected, at any given time, to differ from class to class for the same period.

CALCULATING  TOTAL  RETURN

The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

All performance advertisements will include average annual total return quotations for the most recent one, five, and ten-year periods (or life if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge, for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

NONSTANDARDIZED  RETURNS

The Funds may also choose to show nonstandard returns including total return, and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains; in addition, sales charge assumptions will vary.

Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the initial investment from the redeemable value and dividing the result by the amount of the initial investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.

RANKINGS  AND  RATINGS  IN  FINANCIAL  PUBLICATIONS

The Funds may report its performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or, to other sectors of the economy. Other investments to which the Funds may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; hedge funds; market indexes; fixed-rate, insured bank CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.

Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
LIPPER ANALYTICAL SERVICES, INC., CDA/WIESENBERGER, MORNINGSTAR, DONOGHUE'S, SCHABAKER INVESTMENT MANAGEMENT, KANON BLOCH CARRE & CO.; MAGAZINES SUCH AS MONEY, FORTUNE, FORBES, KIPLINGER'S PERSONAL FINANCE MAGAZINE, SMART MONEY, MUTUAL FUNDS, WORTH, FINANCIAL WORLD, CONSUMER REPORTS, BUSINESS WEEK, TIME, NEWSWEEK, U.S. NEWS AND WORLD REPORT; AND OTHER PUBLICATIONS SUCH AS THE WALL STREET JOURNAL, BARRON'S, INVESTOR'S BUSINESS DAILY, STANDARD & POOR'S OUTLOOK AND, COLUMBUS DISPATCH.
The  rankings  may  or  may  not  include  the  effects  of  sales  charges.

                             ADDITIONAL INFORMATION

DESCRIPTION  OF  SHARES

Shareholders only have an interest in the assets of the Fund whose shares you own. Shares of a particular class are equal in all respects to the other Shares of that class. In the event of liquidation of the Funds, Shares of the same class will share PRO RATA in the distribution of the net assets of the Funds with all other Shares of that class. All Shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this SAI and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING  RIGHTS

Shareholders of each class of Shares have one vote for each Share held and a proportionate fractional vote for any fractional Share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration, the 1940 Act or other authority except, under certain circumstances, to (1) amend the Funds' Declaration of Trust, (2) amend the Advisory Agreement, (3) amend the Funds' fundamental investment restrictions (4) elect and remove Trustees, (5) reorganize the Trust or any series or class thereof, and (6) act upon certain other business matters. In addition, holders of Shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Plan. The Funds' investment objectives, however, can be changed without shareholder approval.

To the extent that a shareholder meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders. The Trust has represented to the SEC that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefore from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees.

                                   TAX STATUS

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund has qualified as a regulated investment company for its most recent fiscal year and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.

DIVERSIFICATION REQUIREMENTS. Each Fund intends to comply with the diversification requirements of section 817(h) of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.

                             OTHER TAX CONSEQUENCES

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS. Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.

Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by the Funds. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss.

EXCISE TAX DISTRIBUTION REQUIREMENTS. To avoid federal excise taxes, the Code requires a Fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Fund in a given calendar year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.

                        TAX CONSEQUENCES TO SHAREHOLDERS

Since shareholders of the Funds will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

APPENDIX  A

                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The  ratings  are  based,  in  varying degrees, on the following considerations:

1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.     Nature  of  and  provisions  of  the  obligation.

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT  GRADE

AAA -     Debt rated 'AAA' has the highest rating assigned by Standard & Poor's.
Capacity  to  pay  interest  and  repay  principal  is  extremely  strong.

AA  -     Debt  rated  'AA' has a very strong capacity to pay interest and repay principal  and  differs  from  the  highest  rated  issues only in small degree.

A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB- Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE  GRADE

Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated 'BB' is less i vulnerable to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated 'B' has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt rated 'CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC -     Debt rated 'CC' typically is currently highly vulnerable to nonpayment.

C  -     Debt rated 'C' signifies that a bankruptcy petition has been filed, but debt  service  payments  are  continued.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S  LONG-TERM  DEBT  RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  -     Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -     Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C  -     Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
STATE  AND  MUNICIPAL  NOTES

Excerpts from Moody's Investors Service, Inc., description of state and municipal note ratings:

MIG-1- Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2-     Notes  bearing  this designation are of high quality, with margins of protection  ample  although  not  so  large  as  in  the  preceding  group.

MIG-3- Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.

FITCH  IBCA  INFORMATION  SERVICES,  INC.  BOND  RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.
Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and represent the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,  CC     Bonds  are  considered  a  high  default  risk.  Default  is a real possibility.  Capacity  for

and C meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' rating signal imminent default.

DDD,  DD     Bonds  are  in  default.  Such  bonds  are  not  meeting  current obligations  and  are  extremely

and  D     speculative.  'DDD'  designates the highest potential for recovery of amounts outstanding on any securities involved and 'D' represents the lowest potential for recovery.


SHORT-TERM  RATINGS

STANDARD  &  POOR'S  COMMERCIAL  PAPER  RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1     This  highest  category  indicates  that  the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2     Capacity  for  timely  payment  on  issues  with  this  designation  is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.
A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B     Issues  rated  'B'  are  regarded  as having only speculative capacity for timely  payment.

C     This  rating  is  assigned  to  short-term  debt obligations with doubtful capacity  for  payment.

D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

STANDARD  &  POOR'S  NOTE  RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

     The  following  criteria  will  be  used  in  making  the  assessment:

1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note  rating  symbols  and  definitions  are  as  follows:

SP-1     Strong  capacity  to  pay  principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2     Satisfactory  capacity  to  pay  principal  and  interest,  with  some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3     Speculative  capacity  to  pay  principal  and  interest.

MOODY'S  SHORT-TERM  RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers  rated  Not Prime do not fall within any of the prime rating categories.

MOODY'S  NOTE  RATINGS

MIG  1/VMIG 1     This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG  2/VMIG  2     This  designation denotes high quality. Margins of protection are  ample  although  not  so  large  as  in  the  preceding  group.

MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG  4/VMIG 4     This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG     This  designation  denotes  speculative quality. Debt instruments in this category  lack  margins  of  protection.

FITCH'S  SHORT-TERM  RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+     Exceptionally  strong  credit  quality. Issues assigned this rating are regarded  as  having  the  strongest  degree  of  assurance  for timely payment.

F-1     Very  strong  credit  quality.  Issues  assigned  this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2     Good  credit  quality.  Issues  assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

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GARTMORE  Variable  Insurance  Trust  III
[Gartmore  GVIT  Index  Fund]

PROSPECTUS
[_____],  2003


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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FUND SUMMARY . . . . . . . . . . . . . . . . . . . .        [__]
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses
MORE ABOUT THE FUND. . . . . . . . . . . . . . . . .        [__]
Principal Investments and Techniques and Their Risks
Additional Principal Risks
Temporary Investments
MANAGEMENT . . . . . . . . . . . . . . . . . . . . .        [__]
Investment Manager
Portfolio Managers
BUYING AND SELLING FUND SHARES . . . . . . . . . . .        [__]
Who Can Buy Shares of the Fund
Purchase Price
Selling Shares
Restrictions on Sales
Distribution Plan
DISTRIBUTION AND TAXES . . . . . . . . . . . . . . .        [__]
Dividends and Distributions
Tax Status
ADDITIONAL INFORMATION . . . . . . . . . . . . . . .  BACK COVER

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This prospectus provides information about the [Gartmore GVIT Index Fund] (the "Fund") offered by Gartmore Variable Insurance Trust III (the "Trust"), part of the family of Gartmore Mutual Funds. The summary on the next [___] pages provides key information about the Fund, including information regarding its investment objective, principal strategies, principal risks and fees. The Fund is a "mutual fund of hedge funds" in that it (i) normally invests at least 80% of its assets in privately offered investment vehicles managed by hedge fund managers and (ii) offers investors daily liquidity. It is also an "index fund" in that its objective is to seek investment returns that substantially correlate to the performance of a global hedge fund index, the [___] Hedge Fund Index. The Fund's investment objective can be changed without shareholder approval. However, you would be notified of any such change. Use the summary to compare the Fund with other mutual funds. "You" and "your" refer to both direct shareholders and contract holders who invest in the Fund indirectly through their variable annuity contracts and/or variable life insurance policies.

The Fund uses investment strategies that may present substantially higher risks and greater volatility than most mutual funds. The investment programs used by the underlying vehicles in which the Fund invests typically involve use of a variety of sophisticated and speculative investment techniques. The Fund may not be appropriate for all investors. The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund's performance will be positive for any period of time. You can lose money investing in the Fund.

This Prospectus is designed to help you make informed decisions about one of the investments available under your variable annuity contract or variable life insurance policy (each a "variable insurance contract"). You will find details about how your variable insurance contract works in the accompanying prospectus.

A  QUICK  NOTE  ABOUT  SHARE  CLASSES
The  Fund  has  the  following  share  classes:

-     Class  I
-     Class  II

The share classes have different expenses and are available for purchase through different variable insurance contracts. For more information about who may purchase the different share classes, see "Buying and Selling Fund Shares" on page [__].

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FUND  SUMMARY

OBJECTIVE  AND  PRINCIPAL  STRATEGIES

Investment  Objective

The Fund seeks investment returns over various market cycles that substantially correlate to the performance (before the Fund's fees and expenses) of the [___] Index (the "Index"). The Index is a benchmark that reflects the performance of a select group of hedge funds ("Portfolio Funds") that are sponsored by [___] and managed by third-party investment managers (the "Portfolio Managers").

Principal  Investment  Strategies

To achieve its objective, the Fund will normally invest at least 80% of its net assets (plus any borrowings) in Portfolio Funds, or in financial instruments that provide investment returns that are linked to the performance of the Index ("Index Derivatives"). You would be notified of any change to this 80% policy at least 60 days prior to the effective date of the change. The Index is currently comprised of approximately [30-50] Portfolio Funds that are designed to be representative of a substantial percentage of the assets invested in all hedge funds globally.

[Begin  callout]

A hedge fund is a private investment fund that generally seeks to achieve absolute rates of returns and whose investments may not be designed to correlate with the broader equity and fixed income markets. Hedge funds, like the Portfolio Funds, often employ sophisticated investment techniques, such as leverage, short selling and the use of various derivatives. However, unlike a typical hedge fund, which is generally considered an illiquid investment, each Portfolio Fund offers weekly liquidity, i.e., offers investors (e.g., the Fund) the right to withdraw as much as the entirety of their capital investment on a weekly basis at the then-current net asset value of such investment. Moreover, each Portfolio Fund determines its net asset value on a daily basis based on the market values of its underlying investments.

[End  callout]

Each of the Portfolio Funds is a privately offered fund that pursues a single investment strategy formulated and implemented by a Portfolio Manager. These Portfolio Managers employ a wide range of hedge fund strategies that currently include: Equity Hedge, Event Driven, Merger Arbitrage, Distressed Securities, Special Situations, Convertible Arbitrage, Relative Value Arbitrage, Equity Market Neutral and Macro. These strategies are explained below under "Strategies of the Portfolio Funds."

Portfolio Managers may invest and trade in a wide range of instruments and markets, including, but not limited to, U.S. and foreign equities and equity-related instruments, currencies, financial and commodities futures, and fixed-income, convertible and other debt-related instruments. Portfolio Managers generally are not limited as to the markets in which they may invest or the investment strategies that they may employ. In addition, the investment programs used by the Portfolio Managers typically involve use of a variety of sophisticated investment techniques that include, among others, short sales of securities, use of leverage (i.e., borrowing money for investment purposes) and transactions in derivative securities and other financial instruments such as stock options, index options, futures contracts and options on futures. Portfolio Managers' use of these techniques can be an integral part of their investment programs, and can pose significant risks to the Fund.

The Fund's "Investment Manager," Gartmore Mutual Fund Capital Trust, is responsible for determining the investments of the Fund, including allocations to the Portfolio Funds in which the Fund invests. The Investment Manager will allocate and reallocate the assets of the Fund to the various Portfolio Funds, based upon the weightings of the Portfolio Funds in the Index, with a view to achieving returns that (before fees and expenses) substantially correlate to the performance of the Index. The Investment Manager seeks a correlation between the performance of the Fund (before its fees and expenses) and that of the Index of [90%] or better. A figure of 100% would indicate perfect correlation.

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Currently, [___] rebalances the composition and weightings of the Portfolio Funds on a quarterly basis in accordance with [___]'s proprietary allocation methodology designed to match, as closely as possible, the composition of the Index to the overall hedge fund industry. As a result, the Fund is not likely to have a "static" portfolio of investments in Portfolio Funds and there can be no assurance that the Fund will invest in a particular number of Portfolio Funds.

In lieu of investing in any Portfolio Fund represented in the Index, the Fund may invest directly in the portfolio of assets comprising that Portfolio Fund, or the Fund may invest in a different hedge fund that is not represented in the Index, but which employs a substantially similar investment program to that of the Portfolio Fund. These non-Portfolio Fund investments (which do not include Index Derivatives) are not currently expected to comprise, in the aggregate, more than [20]% of the Fund's net assets (plus any borrowings).

Strategies  of  the  Portfolio  Funds

The following summaries of various strategies pursued by the Portfolio Funds are solely representative and should not be understood to characterize or limit the investment approaches available to the Investment Manager or a Portfolio Manager. The Portfolio Funds may reallocate investments among the investment strategies described below and other investment strategies which may or may not fall within the scope of the discussion below.

Equity Hedge. "Equity Hedge," also known as long/short equity, combines core long holdings of equities with short sales of stocks, stock indices, related derivatives, or other financial instruments related to the equity markets. In short, an Equity Hedge strategy seeks to reduce market risk, and its results are dependent upon effective stock analysis and stock picking. "Net exposure" of equity hedge portfolios may range anywhere from net long to net short depending on market conditions. Net exposure is defined as the long market exposure (i.e., total long positions) less the short market exposure (i.e., total short positions). Generally, the short exposure seeks to generate an ongoing positive return in addition to acting as a hedge against a general stock market decline. In a rising market, Equity Hedge managers expect their long holdings to appreciate more than the overall market and their short holdings to appreciate less than the market. Similarly, in a declining market, they expect their short holdings to fall more rapidly than the market falls and their long holdings to fall less rapidly than the market. Profits are made when long positions appreciate and/or stocks sold short depreciate. Conversely, losses are incurred when long positions depreciate and/or the value of stocks sold short appreciate. Some Equity Hedge managers are "value" oriented, while others are "growth" oriented. Some of these managers can be further distinguished by their industry sector concentrations.

Event-Driven. "Event-Driven" investment strategies or "corporate life cycle investing" seek to earn returns through the purchase and sale of securities based on anticipated outcomes of company-specific or transaction-specific situations. Portfolio Funds employing these strategies try to exploit profitable opportunities believed to be created by a particular event, such as an anticipated merger or pending bankruptcy. The success or failure of this type of strategy usually depends on whether the Portfolio Manager accurately predicts the outcome and timing of the event. Event-Driven Portfolio Managers do not rely on market direction for results; however, major market declines, which would cause transactions to be repriced, may have a negative impact on this strategy. Examples of Event-Driven strategies include Merger Arbitrage, Distressed Securities and Special Situations, each of which is summarized below. Some Portfolio Managers employing Event-Driven strategies can apply a combination of all of these strategies, shift substantial weightings from one to another, or focus exclusively on one strategy.

     (1) Merger Arbitrage. Portfolio Managers employing this strategy seek to profit by capturing the price differential between the current market price of a security and its expected future value based on the occurrence of a merger or similar corporate reorganization. These Portfolio Managers tend to utilize fundamental analysis in seeking to identify mergers with a higher probability of closing. They generally engage in short selling attempting to lock in the price differential of stock for stock mergers. They may also use options hedging and other derivatives in seeking to mitigate risk and capture profits.

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          These Portfolio Managers may also take positions in securities of companies not currently engaged in announced transactions, but which are believed to be undervalued and, thus, candidates for future mergers or reorganizations.

     (2) Distressed Securities. Portfolio Managers employing this strategy generally invest in securities of financially troubled companies (i.e., companies involved in bankruptcies, exchange offers, workouts, financial reorganizations and other credit related situations). These Portfolio Managers may seek to identify distressed securities in general or focus on one particular segment of the market (i.e., senior secured debt). Investments may be passively acquired in the secondary market, acquired through participation in merger activity, or acquired with the view toward actively participating in a re-capitalization or restructuring plan. Portfolio Managers may take an active role and seek representation in management, on the board of directors and on credit committees. They may invest in marketable and non-marketable securities including, without limitation, any type of debt, preferred or common stock, warrants, options, and hybrid instruments. Many of these securities may be restricted and may not be readily tradable.

     (3) Special Situations. Portfolio Managers employing this strategy seek to profit by capturing the price differential between the current market price of a security and its expected future value based on the occurrence of a corporate restructuring, reorganization or significant alteration in the company's strategy or product mix. These include, but are not limited to, spin-offs, consolidations, acquisitions, transfers of assets, tender offers, exchange offers, rights offers, re-capitalizations, liquidations, and similar transactions. Portfolio Managers who pursue special situation strategies may use options hedging and other arbitrage techniques in seeking to mitigate risk and capture profits. They may take positions in securities of companies not currently engaged in announced transactions, but which are believed by a Portfolio Manager to be undervalued and likely candidates for a future reorganization.

Convertible Arbitrage. "Convertible Arbitrage" involves hedging market risk by taking offsetting positions, often in different securities, of the same issuer. Portfolio Managers employing this strategy may seek to capitalize on perceived relative pricing inefficiencies by purchasing long positions in convertible securities, primarily convertible bonds or preferred stock, and hedging a portion of the equity risk by selling short the underlying common stock. A short position may also involve selling in-the-money call options in lieu of the common stock, or the hedge may be supplemented with selling out-of-the-money options or purchasing put options.

Portfolio Managers employing this strategy generally research potential convertible securities for investment by analyzing: (a) the issuer's ability to pay interest and principal; (b) the outlook for the company in its industry and business cycle; and (c) the valuation of the underlying common stock within the framework of financial results and projections. Investments may consist of both investment grade and non-investment grade convertible securities. This strategy seeks returns with low or no correlation to both the equity and bond markets.

Relative Value Arbitrage. "Relative Value Arbitrage" involves multiple arbitrage investment strategies. Portfolio Managers employing this strategy generally seek to take advantage of the relationship between two related securities, rather than from the direction of the market. Generally, these Portfolio Managers take offsetting long and short positions in similar or related securities when their values, which are mathematically or historically interrelated, are temporarily distorted. Profits (or losses) are realized when the relative valuation of the two securities changes.

Equity Market Neutral. "Equity Market Neutral" is a long/short equity strategy in which roughly equal dollar amounts are held long and short in seeking to protect against market risk. In some cases, the long and short portfolios are intended to eliminate net exposure to particular sectors or industries. This is accomplished by taking a long position in a company or group of companies in one industry, and simultaneously taking a short position in a company or companies in the same industry. Generally, Portfolio Managers employing this strategy

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seek profits by taking long positions in those securities believed to have attractive appreciation potential and taking short positions in those securities believed to have depreciation potential. Losses are incurred when long positions depreciate and/or the value of stocks sold short appreciate.

Macro. "Macro" principally involves investment in a range of global "macro" strategies. Portfolio Managers employing this strategy take long and short positions in the world's major capital and derivative markets. The overall positions taken by these Portfolio Managers reflect their views on the direction of the relevant market. In making particular investment determinations, the Portfolio Managers typically rely on: (i) computerized trading models that are intended to identify investment opportunities resulting from disparities in pricing in related instruments and (ii) discretionary asset allocation among securities and related instruments.

PRINCIPAL  RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments in Portfolio Funds and other securities decreases. The value of your shares will also be affected by the Investment Manager's and Portfolio Managers' abilities to successfully assess economic conditions and investment opportunities.

GENERAL ECONOMIC AND MARKET CONDITIONS. The success of the Fund's investment program and those of the Portfolio Funds may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of Portfolio Funds, the prices of their underlying securities and the liquidity of investments held by the Portfolio Funds. Unexpected volatility or illiquidity could result in losses to a Portfolio Fund and the Fund.

Although many of the Portfolio Funds seek to reduce or eliminate market risk (i.e., are "market neutral"), there is no assurance that these strategies will be successful or that, when combined into a single portfolio of the Fund, the Fund will not suffer losses resulting from the net performance of all of the markets to which the Fund's combined portfolio is exposed.

In addition, as a result of certain Portfolio Funds employing market neutral strategies, the Fund may underperform the broad equity and debt markets during any given period of rising or strong-performing markets.

INDEX INVESTING RISK. The Fund is an "index" fund, i.e., seeks to track the performance of the Index. As such, the adverse performance of a particular Portfolio Fund ordinarily will not result in the elimination of the vehicle from the Fund's portfolio. The Fund will remain invested in Portfolio Funds even during periods when hedge funds are performing relatively poorly. Ordinarily, the Investment Manager will not withdraw from Portfolio Fund investments, except to reflect changes in the Portfolio Funds that are represented in the Index, or as may be necessary to raise cash to pay Fund shareholders who sell Fund shares.

INDEX TRACKING ERROR. Although the Fund seeks to track the performance of the Index, certain factors can cause a deviation between the performance of the Fund and the performance of the Index, including, among others: (i) the fees and expenses of the Fund, including transaction costs; (ii) the ability of the Fund to time its investments in, and withdrawals from, Portfolio Funds; (iii) limitations on the Fund's investments resulting from the need to comply with the Fund's investment restrictions or policies, or with regulatory or tax law requirements; (iv) an imperfect correlation between the performance of an Index Derivative purchased by the Fund and the Index itself (or the component of the

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Index that corresponds to the Index Derivative); and (v) the need to maintain a portion of the Fund's assets in cash or short-term investments, or to withdraw from the Portfolio Funds, to maintain liquidity to effect redemptions of the Fund's shares and to pay Fund expenses. The Fund's ability to track the Index may also be adversely affected if, for regulatory or other reasons, the Investment Manager determines not to invest directly in one or more Portfolio Funds.

GENERAL  RISKS  --  PORTFOLIO  FUNDS.

     - The failure or deterioration of a particular type of investment strategy may cause most or all Portfolio Managers that employ that strategy to suffer significant losses. Strategy specific losses may result from the substantial exposure of multiple Portfolio Funds to the same investments or broad events that adversely affect particular strategies (e.g., illiquidity within a given market).

     - The Fund and the Investment Manager depend upon information and other services provided by [___] and others under the terms of a licensing agreement. In addition, the licensing agreement makes available certain Portfolio Funds for investment by the Fund. The Fund's investment performance could be adversely affected if the information provided by [___] or others is inaccurate, if those services are not provided or are inadequate, or if the licensing agreement is terminated.

     - The Fund relies primarily on information provided by [___] and others to: (i) ascertain whether Portfolio Managers are adhering to their disclosed investment strategies or their investment or risk management policies; and (ii) value the Fund's investments in Portfolio Funds and the Fund's shares. There is a risk that inaccurate information could adversely affect shareholders, for example, if the Investment Manager allocates the Fund's assets based on incorrect information or if investors buy or sell Shares that are valued with the inaccurate valuations.

     - The performance-based compensation to be received by a Portfolio Manager may create an incentive for the Portfolio Manager to make risky investments. Additionally, these fees may be payable by a Portfolio Fund, and thus indirectly by the Fund, even if the Fund's overall returns are negative.

     - Portfolio Managers pursue their investment programs independently and one Portfolio Manager may enter into transactions that offset the transactions of another Portfolio Manager. This may result in the Fund bearing transaction costs without obtaining any benefit.

     - Portfolio Funds will not be registered as investment companies under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and, therefore, the Fund as an investor in Portfolio Funds will not have the benefit of the protections afforded by the Investment Company Act.

     - Investors will bear management fees and other expenses at the Fund level and will also indirectly bear management fees, performance fees and other expenses that are imposed at the Portfolio Fund level.

RISKS OF SECURITIES ACTIVITIES. All securities investing and trading activities involve the risk of loss of capital. The Fund's investment program, which involves allocating assets to multiple Portfolio Managers that pursue a variety of investment strategies, may operate to moderate these risks. However, there can be no assurance that the Fund's or any Portfolio Fund's investment program will be successful or that investors in the Fund will not suffer losses. The

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following discussion sets forth some of the more significant risks associated with the Portfolio Managers' investments. To the extent the Fund invests directly in a portfolio of investments rather than a Portfolio Fund, the Fund would be directly subject to the risks described below.

Stock Market Risk. Portfolio Managers may invest in various types of equity securities, which can include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and foreign issuers. Portfolio Managers also may invest in depositary receipts relating to foreign securities. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Portfolio Funds invest or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

Mid Cap and Small Cap Risk. To the extent a Portfolio Fund invests in securities of mid-sized and smaller, newer companies, these investments may be riskier than investments in larger, more established companies. The stocks of smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

Short Sales Risk. Short sales are the sale of a security by a Portfolio Fund that it does not currently own in the hope of buying the same security at a later date at a lower price. The Portfolio Fund is required to borrow the security to deliver it to the buyer and is obligated to return the security to the lender at some later date. Short sales involve the risk that the price of the security sold short increases from the time the security is sold short to the date the Portfolio Fund purchases the security to replace the borrowed security. Any such loss is increased by the amount of premium or interest the Portfolio Fund must pay to the lender of the security.

Likewise, any gain will be decreased by the amount of premium or interest the Portfolio Fund must pay to the lender of the security. A Portfolio Fund may also be required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Portfolio Fund's needs for immediate cash or other liquidity.

A Portfolio Fund's investment performance may also suffer if the Portfolio Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Portfolio Fund to deliver the securities the Portfolio Fund borrowed at the commencement of the short sale and the Portfolio Fund was unable to borrow the securities from another securities lender.

Risks Associated With Highly Volatile Markets. The prices of derivative instruments, including futures and options, can be highly volatile. Price movements of forwards, futures and other derivative contracts in which a Portfolio Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Portfolio Funds are also subject to the risk of the failure of any exchanges on which their positions trade or of the clearinghouses for those exchanges.

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Special Situation Companies Risk. Special situation companies are companies which may be subject to acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits of the development do not materialize, the value of the special situation company may decline.

Interest Rate and Inflation Risk. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by a Portfolio Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. A Portfolio Fund may also be subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by a Portfolio Fund.

Credit Risk. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities a Portfolio Fund owns. These risks are particularly high for junk bonds and other lower-rated securities.

Lower-rated Securities Risk. Investment in junk bonds and other lower-rated or high yield securities can involve substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic and business developments than higher rated securities. The market values of high yield securities tend to be especially volatile, and these securities are less liquid than investment grade debt securities.

Maturity Risk. The prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Call Risk. Call risk is the possibility that an issuer may redeem a debt security before maturity (call). An increase in the likelihood of a call may reduce the security's price. If a debt security is called, a Portfolio Fund may have to reinvest the proceeds in other debt securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Foreign Risk. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that a Portfolio Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.

Liquidity Risk. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and market value of a company's bonds may decline significantly.

Convertible Securities Risk. A Portfolio Fund's investments in convertible securities are subject to the risks associated with both fixed-income securities and stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a

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fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Additionally, lower-rated convertible securities are subject to increased speculative risks.

Special Investment Instruments and Techniques. Portfolio Managers may utilize a variety of special investment instruments and techniques in seeking to hedge against various risks (such as market risks, changes in interest rates or other factors that affect security values) or for non-hedging purposes to pursue a Portfolio Fund's investment strategy. Some of these instruments are discussed below. The Fund may also utilize special investment instruments and techniques in order to facilitate its ability to track the Index or one or more components of the Index. These strategies may be executed through derivative transactions. Certain of the special investment instruments and techniques that the Fund or Portfolio Managers may use are highly speculative and involve a high degree of risk, particularly with respect to non-hedging transactions.

     Derivatives. Derivatives are securities and other instruments the value or return of which is based on the performance of an underlying asset, index, interest rate or other investment. Derivatives may be volatile and involve various risks, depending upon the derivative and its function in a portfolio.
Special risks may apply to instruments that are invested in by the Fund or Portfolio Funds in the future that cannot be determined at this time or until such instruments are developed or invested in by the Fund or Portfolio Funds. Certain swaps, options and other derivative instruments may be subject to various types of risks, including market risk, liquidity risk, and the risk of non-performance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty. Derivatives may entail leverage in that their investment exposures could be greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's or a Portfolio Fund's performance. These instruments and their associated risks are further described below under "More About the Fund-Principal Investments and Techniques."

     Options, Futures and Forwards. The Fund and Portfolio Funds may purchase and sell put and call options, and invest in commodities futures (and related options) on securities, currencies and various market indices. Options are contracts providing a legal right to buy or sell a specific amount of a security, currency or future contract at an agreed upon price. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security/currency at a specified future time and set price. The Fund and Portfolio Funds may also enter into forward contracts which are obligations to purchase or sell a security or currency at a future date at a set price. These instruments may each be used to facilitate trading, to help implement the Fund's or Portfolio Fund's investment program or for hedging purposes. If the Investment Manager's or Portfolio Manager's predictions of movements in the direction of the stock, currency or interest rate markets underlying the particular instrument are inaccurate, the adverse consequences to the Fund or Portfolio Fund (e.g., a reduction in the Fund's or Portfolio Fund's net asset value) may leave the Fund or Portfolio Fund in a worse position than if these strategies were not used. Other risks include, for example, the possible imperfect correlation between the price of the contract and movements in the prices of the underlying securities, currencies or indexes, and the possible absence of a liquid secondary market for any particular instrument. The absence of a liquid market may make it difficult to close out a position. Options effected on the over-the-counter market as well as forwards are also exposed to counterparty credit risk (see "More About the Funds-Principal Investments and Techniques and Their Risks-Counterparty Credit Risk").

Index Derivatives. The Fund may use Index Derivatives to facilitate its ability to track the Index or specified components of the Index. These instruments, which may be structured as swaps, options or notes, involve risks similar to those generally associated with swaps and other derivatives (see "More About the Funds-Principal Investments and Techniques and Their Risks-Counterparty Credit Risk"), but also involve investment risks similar to those associated with direct investments in Portfolio Funds to the extent that the returns payable to

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the Fund from an Index Derivative will be linked to the investment returns of Portfolio Funds. The use of Index Derivatives also involves various costs that would not be incurred when investing in Portfolio Funds. These costs can reduce the investment returns of the Fund.

     Leverage; Margin. The Fund is authorized to borrow money for investment purposes, including to facilitate its ability to track the Index, to meet repurchase requests and for cash management purposes. Portfolio Funds generally are also permitted to borrow money without limit. The Fund and the Portfolio Funds may directly or indirectly borrow funds from brokerage firms and banks, although the Fund's direct borrowings must be from banks. Borrowing for investment purposes is known as "leverage." The Fund and Portfolio Funds may also "leverage" by using options, swaps, forwards and other derivative instruments. Although leverage presents opportunities for increasing investment return, it has the effect of potentially increasing losses as well. Any event that adversely affects the value of the Fund's or Portfolio Fund's investment, either directly or indirectly, could be magnified to the extent that leverage is employed. The cumulative effect of the use of leverage, directly or indirectly, in a market that moves adversely to the investments of the entity employing the leverage could result in a loss that would be greater than if leverage were not employed. In addition, to the extent that the Fund or the Portfolio Funds borrow funds, the rates at which they can borrow may affect the operating results of the Fund.

In general, the anticipated use of short-term margin borrowings results in certain additional risks. For example, should the securities that are pledged by Portfolio Funds to brokers to secure margin accounts decline in value, or should brokers from which the securities have been borrowed increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), then there could be a "margin call," pursuant to which additional funds would have to be deposited with the broker or the broker would effect a mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, it might not be possible to liquidate assets quickly enough to pay off the margin debt and this could result in mandatory liquidation of positions in a declining market at relatively low prices. For these reasons, the use of borrowings for investment purposes is considered a speculative investment practice.

Portfolio Turnover Risk. A Portfolio Manager may engage in active and frequent trading of securities if it believes doing so is in the best interest of the Portfolio Fund. A higher portfolio turnover rate may result in higher transaction costs for a Portfolio Fund and increase the volatility of the Portfolio Fund.

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PERFORMANCE

No performance information is provided because the Fund did not commence operations until [___], 2003.

FEES  AND  EXPENSES

The following table describes the fees and expenses that you may pay when buying and holding shares of the Fund. In addition to the fees and expenses described in the table, the Fund will also indirectly bear fees and expenses as an investor in the Portfolio Funds. Each Portfolio Fund is generally subject to an annual management fee of approximately 2.00% of the Portfolio Fund's average net assets and a quarterly performance fee that approximates 20% or more of the Portfolio Fund's appreciation for the calendar quarter, subject to certain terms and conditions. Additionally, each Portfolio Fund is subject to other routine operating expenses that are currently expected to approximate between [__]% and [__]% of each Portfolio Fund's net assets on an annual basis.


                                                           Class I   Class II
                                                            Share     shares
-----------------------------------------------------------------------------
Shareholder Fees(1) (paid directly from your investment)  None     None
-----------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from
Fund assets)
Management Fees. . . . . . . . . . . . . . . . . . . . .  [1.25]%   [1.25]%
Distribution and/or Service (12b-1) Fees . . . . . . . .    None      0.25%
Other Expenses(2). . . . . . . . . . . . . . . . . . .       .  %         %
-----------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES . . . . . . . . .       .  %         %
Amount of Fee Waiver/Expense Reimbursements. . . . . .          %         %
-----------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER
WAIVER/REIMBURSEMENTS)(3). . . . . . . . . . . . . . . .        %         %

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, no changes in the Fund's operating expenses, and expense waivers for only one year.

---------------
1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.
2    "Other  Expenses"  are  estimated  for  the  current  fiscal  year.
3 [The Investment Manager and the Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, expenses related to wrap contracts, Rule 12b-1 fees, administrative services fees and fees and expenses at the Portfolio Fund level) from exceeding [_____%]- at least through [______]. If the maximum amount of Rule 12b-1 fees and administrative service fees were paid (Class II shares only), the "Total Annual Fund Operating Expenses" could increase to ___% for Class II shares of the Fund before the Investment Manager would be required to assume any expenses under this arrangement. The Fund is authorized to reimburse the Investment Manager for management fees previously waived and/or for the cost of "Other Expenses" paid by the Investment Manager provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Investment Manager may request and receive reimbursement of fees waived or limited and other reimbursements made by the Investment Manager. Any reimbursement to the Investment Manager must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.]

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                 1 year   3 years
----------------------------------
Class I Shares.  $        $
Class II Shares  $        $

MORE  ABOUT  THE  FUND

PRINCIPAL  INVESTMENTS  AND  TECHNIQUES  AND  THEIR  RISKS

The Fund or Portfolio Funds may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments. This section is intended to supplement the "Objective and Principal Strategies" and "Principal Risks" sections above. (The Statement of Additional Information ("SAI") contains additional information about the Fund's investment techniques. To obtain a copy of the SAI, see the back cover.)

DISTRESSED INVESTMENTS. The Fund or Portfolio Funds may invest in securities of companies that are in financial distress, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, or that are involved in bankruptcy or reorganization proceedings. These securities may include bank loans, senior or subordinated debt securities, trade claims, promissory notes, preferred equity, warrants and other evidences of indebtedness. There can be no assurance that the Investment Manager or a Portfolio Manager will correctly evaluate the nature and magnitude of all factors that could affect the outcome of an investment. Investments in financially troubled companies involve substantial financial and business risks that can result in substantial or even total loss. Among the risks inherent in such investments is the fact that it frequently may be difficult to obtain information as to the true condition of such issuers. Investments in securities of companies in bankruptcy, liquidation or reorganization proceedings are often subject to litigation among the participants in such proceedings. Such investments also may be adversely affected by federal and state laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and a bankruptcy court's power to disallow, reduce, subordinate or disenfranchise particular claims. These and other factors contribute to above-average price volatility and abrupt and erratic movements of the market prices of these securities, and the spread between the bid and asked prices of such securities may be greater than normally expected. It may take a number of years for the market price of such securities to reflect their intrinsic value.

Securities of financially troubled companies require active monitoring and may, at times, require participation in bankruptcy or reorganization proceedings by the Investment Manager or a Portfolio Manager. To the extent that the Investment Manager or a Portfolio Manager becomes involved in such proceedings, the Investment Manager or Portfolio Manager may have a more active participation in the affairs of the issuer than that assumed generally by an investor, and such participation may generate higher legal fees and other transaction costs relating to the investment than would normally be the case.

INITIAL PUBLIC OFFERINGS (IPOS). Most IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices for IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs may be sold within 12 months of the purchase. This may result in increased short term capital gains, which will be taxable to Fund shareholders as ordinary income.

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WARRANTS. A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

ZERO-COUPON SECURITIES. The Fund or a Portfolio Fund may invest in zero-coupon securities. Zero-coupon securities pay no interest during the life of the security, and are issued by a wide variety of corporate and governmental issuers. Certain zero-coupon securities are sold at a deep discount. Zero-coupon securities may be subject to greater price changes, as a result of changing interest rates, than bonds that make regular interest payments. Their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates than bonds that make regular interest payments.

FLOATING- AND VARIABLE-RATE SECURITIES. Floating- and variable-rate securities do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes to an underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon some underlying index. These securities are subject to interest rate risk like other debt securities. In addition, because they may be callable, they are also subject to the risk that the Fund or a Portfolio Fund will be repaid prior to the stated maturity, and the repaid principal will be reinvested when the market is paying a lower interest rate, thereby reducing income.

PREFERRED STOCK. Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible securities may be subordinated to other preferred stock of the same issuer.

DERIVATIVES

Swaps. Swaps may be subject to various types of risks, including market risk, liquidity risk, and the risk of non-performance by the counterparty. Swaps can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swaps may increase or decrease a portfolio's exposure to equity securities, long-term or short-term interest rates, foreign currency values, corporate borrowing rates, or other factors. Swaps can take many different forms and are known by a variety of names. Swaps may increase or decrease the overall volatility of a portfolio. The most significant factor in the performance of swaps is the change in the individual equity values, specific interest rate, currency or other factors that determine the amounts of payments due to and from the counterparties. To achieve investment returns equivalent to those achieved by a Portfolio Fund, the Fund may enter into swap agreements under which the Fund may agree, on a net basis, to pay a return based on a floating interest rate, such as LIBOR, and to receive over a stated time period the total return of a referenced investment vehicle that is managed by the Portfolio Manager of the Portfolio Fund. Swaps are subject to counterparty credit risk (discussed below under "Counterparty Credit Risk") as well as many of the risks of "options, futures and forwards" discussed earlier.

Hedging Transactions. The Investment Manager or Portfolio Managers may utilize a variety of financial instruments, such as derivatives, options, caps and floors, futures and forward contracts to seek to hedge against declines in the values of their portfolio positions as a result of changes in currency exchange rates, certain changes in the equity markets and interest rates and other events. Hedging transactions may also limit the opportunity for gain if the value of the hedged portfolio positions should increase. It may not be possible for the Investment Manager or Portfolio Managers to hedge against a change or event at a price sufficient to protect a portfolio's assets from the decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible to hedge against certain changes or events at all. Hedging transactions may be utilized to seek to reduce currency exchange rate and interest rate risks, the risks of a decline in the equity markets generally or one or more sectors of the equity markets in particular or the risks posed by the occurrence of certain other market, economic or other events. However, unanticipated changes in currency or interest rates, or increases or smaller than expected decreases in the equity markets or sectors being hedged,

--------------------------------------------------------------------------------

or the non-occurrence of other events being hedged against may result in a poorer overall performance for the Fund or Portfolio Fund than if it had not engaged in any hedging transaction. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. Moreover, for a variety of reasons, the Investment Manager or Portfolio Managers may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may impair the ability to achieve the intended hedge or expose the Fund or Portfolio Fund to additional risk of loss.

Counterparty Credit Risk. Many of the markets in which the Portfolio Funds effect their transactions are "over-the-counter" or "inter-dealer" markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of "exchange based" markets. To the extent a Portfolio Fund invests in swaps, derivative or synthetic instruments, or other over-the-counter transactions, it is assuming a credit risk with regard to parties with which it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund or a Portfolio Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where a Portfolio Fund has concentrated its transactions with a single or small group of counterparties. Portfolio Funds are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. The ability of Portfolio Funds to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties' financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

ADDITIONAL  PRINCIPAL  RISKS

This section is intended to supplement the risks discussed in the Fund summary. The risks discussed apply to the Portfolio Funds or to the Fund directly to the extent it invests in the applicable securities or instruments.

FOREIGN SECURITIES RISK. Investments in foreign securities involve special risks not presented by U.S. investments.

- COUNTRY RISK. General securities market movements in any country in which a Portfolio Fund has investments are likely to affect the value of the Portfolio Fund's securities that trade in that country. These movements will affect the Portfolio Fund's value and the Portfolio Fund's performance. The political, economic and social structure of some countries in which a Portfolio Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations,

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     foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

- FOREIGN MARKETS RISK. A Portfolio Fund may be subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for the Portfolio Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in countries than they are in the U.S. This reduces the amount a Portfolio Fund can earn on its investments.

- CURRENCY RISK. Some of a Portfolio Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Portfolio Fund owns as well as the Portfolio Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which a Portfolio Fund receives dividends, interest or other payment declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, a Portfolio Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

- COMPANY RISK. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Foreign trading systems, brokers and companies generally have less government supervision and regulation than the U.S. A Portfolio Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Generally, a Portfolio Fund can decrease in value when the individual securities it owns decrease in value. A company's securities can lose value for various reasons, including poor profits, weakened finances, changes in management, a downturn in the economy, or any other reason that leads investors to lose faith in that security.

SPECIAL  RISKS  OF  MULTI-MANAGER  STRUCTURE

Portfolio Funds generally will not be registered as investment companies under the Investment Company Act. Thus, the Fund will not have the benefit of various protections afforded by the Investment Company Act with respect to its investments in Portfolio Funds. Although the Investment Manager expects to receive certain information regarding the investment performance of Portfolio Funds on a regular basis, the Investment Manager does not have direct control over the gathering of the information and must rely on [___] and others to provide accurate and adequate information. A Portfolio Manager may use proprietary investment strategies that are not fully disclosed, which may involve risks under some market conditions that are not anticipated. In addition, certain Portfolio Managers will not be registered as investment advisers under the Investment Advisers Act of 1940, as amended, in reliance on certain exemptions from registration. In such cases, Portfolio Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers.

By investing in Portfolio Funds indirectly through the Fund, investors bear asset-based fees at the Fund level and indirectly bear asset-based fees and performance-based fees and allocations at the Portfolio Fund level. Similarly, investors bear a proportionate share of the other operating expenses of the Fund (including administrative expenses) and indirectly bear similar expenses of Portfolio Funds. An investor who meets the conditions imposed by the Portfolio

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Managers, including investment minimums that may be considerably higher than the [___] minimum initial investment requirement imposed by the Fund, could invest directly with the Portfolio Managers, thereby avoiding the additional fees and expenses of the Fund.

Each Portfolio Manager will receive any performance-based compensation to which it is entitled irrespective of the investment performance of other Portfolio Managers or the investment performance of the Fund generally. Thus, a Portfolio Manager with positive investment performance will receive this compensation from the applicable Portfolio Fund (and indirectly from the Fund and its shareholders) even if the Fund's overall investment return is negative. Investment decisions of the Portfolio Managers are made independently of each other. As a result, at any particular time, one Portfolio Manager may be purchasing shares of an issuer for a Portfolio Fund whose shares are being sold by another Portfolio Manager for another Portfolio Fund. In such situations, the Fund would indirectly be incurring transaction costs without accomplishing any net investment result.

The Fund will limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities, absent an order of the Securities and Exchange Commission (the "SEC") (or assurances from the SEC staff) under which the Fund's contribution and withdrawal of capital from a Portfolio Fund in which it holds 5% or more of the outstanding interests will not be subject to various prohibitions under the Investment Company Act concerning affiliated transactions. The Fund also may not be required to adhere to this 5% investment limitation to the extent that it can rely on certain regulatory exemptions from the prohibitions on affiliated transactions. The 5% limitation will not apply if the Fund purchases non-voting securities of a Portfolio Fund. The Fund will not purchase voting or non-voting securities of a Portfolio Fund that, in the aggregate, represent 25% or more of the Portfolio Fund's outstanding equity.

[DEPENDENCE ON [___]. The Fund is dependent upon certain services provided by [___], which includes the furnishing of information regarding the composition of the Index, the investment holdings of certain Portfolio Funds and the valuation of the Portfolio Funds. There can be no assurance that [___] will not terminate its agreement with the Investment Manager pursuant to which that information is provided.

In addition, [___] has granted a license to the Investment Manager to use certain trademarks, including the trademark "[___]" as well as the right to utilize the Index in connection with the creation and operation of various investment vehicles such as the Fund. Under various circumstances, the license agreement between [___] and the Investment Manager may be terminated. In the event of such termination, the Fund may be unable to continue to utilize such trademarks and may not be able to obtain necessary information regarding the Index. This could make continued operation of the Fund impractical.]

NON-DIVERSIFICATION. The Fund is a non-diversified fund and invests in Portfolio Funds that may not have diversified investment portfolios and may, in some cases, concentrate their investments in a single industry or group of related industries. Compared with "diversified funds," the Fund may invest a greater percentage of its assets in the securities of an individual issuer (e.g., a Portfolio Fund) and its assets may be concentrated in fewer securities.

TEMPORARY  INVESTMENTS

Generally, the Fund will be invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Investment Manager believes that business, economic, political or financial conditions warrant, the Fund may hold cash or invest without limit in money market cash equivalents, including: (1) short-term U.S. Government securities;
(2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements; and (5) subject to regulatory limits, shares of other investment

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companies (which may include affiliates of the Fund) that invest exclusively in money market securities in which the Fund may invest. [Should this occur, the Fund will not be pursuing its investment objective and may miss potential market opportunities.]

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MANAGEMENT

INVESTMENT  MANAGER

Gartmore Mutual Fund Capital Trust (the "Investment Manager"), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the Fund's assets and supervises the daily business affairs of the Fund. The Investment Manager was organized in 1999 and advises mutual funds. As of June 30, 2003, the Investment Manager and its affiliates had approximately $[25.5] billion in assets under management, of which $[14] billion was managed by the Investment Manager.

The Fund pays the Investment Manager a management fee, which is based on an annual rate of [1.25]% of the Fund's average daily net assets.

The Investment Manager has entered into a licensing agreement with [___] to obtain the right to offer shares of a registered investment company that pursues an investment program that seeks to track the Index and to obtain information and assistance from [___] to facilitate the operation of the Fund. Fees payable to [___] under this agreement are paid by the Investment Manager and not by the Fund.

PORTFOLIO  MANAGERS

[Fill  in  Details  about  the  Fund's  Portfolio  Managers]

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BUYING  AND  SELLING  FUND  SHARES

WHO  CAN  BUY  SHARES  OF  THE  FUND

Class I shares are sold to separate accounts of Nationwide Life Insurance Company and its affiliate life insurance companies (collectively, "Nationwide") to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts). Insurance companies, including Nationwide, who provide additional services necessary for them to receive 12b-1 fees, may sell Class II shares.

Shares  of  the  Fund  are  not  sold  to  individual  investors.

The separate accounts purchase shares of the Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. The Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with your insurance company to determine if the Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Fund sells Class I shares to separate accounts of Nationwide and may also sell Class II shares to separate accounts of other unaffiliated insurance companies and of Nationwide in limited circumstances. The Fund currently does not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the Fund and shares of another fund may be substituted. This might force the Fund to sell its securities at disadvantageous prices.

The  distributor  for  the  Fund  is  [Gartmore  Distribution  Services,  Inc].

PURCHASE  PRICE

The purchase price of each share of the Fund is its "net asset value" (or NAV) next determined after the order is received. No sales charge is imposed on the purchase of the Fund's shares; however, your variable insurance contract may impose a sales charge. Generally, NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the assets of the Fund allocable to such class, less its liabilities allocable to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The  Fund  does  not  determine  NAV  on  the  following  days:
-    New  Year's  Day
-    Martin  Luther  King  Jr.  Day
-    Presidents'  Day
-    Good  Friday
-    Memorial  Day
-    Independence  Day
-    Labor  Day
-    Thanksgiving  Day
-    Christmas  Day
-    Other  days  when  the  New  York  Stock  Exchange  is  not  open

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The  Fund  reserves  the  right  not  to  determine  NAV  when:
-    It  has  not  received any orders to purchase, sell, or exchange shares; or
-    Changes  in  the  value  of  the  Fund's  portfolio  do not affect its NAV.

The Fund's NAV will be primarily based on the fair value of the Portfolio Funds as determined in good faith in accordance with procedures adopted by the Fund's Board of Trustees (the "Board"). Pursuant to these procedures, the fair value of each Portfolio Fund is based on its net asset value which is determined daily and reflects [__]'s daily determination of the market values of the Portfolio Fund's underlying securities and positions. These underlying values are checked against the values provided by an independent pricing source approved by the Board (the "Primary Pricing Source"). If there is any variation between the Primary Pricing Source's values provided and those determined by [___], the underlying security or position will be valued pursuant to a price supplied by another independent pricing service. If a current market price is not available from the Primary Pricing Source, [___] obtains values supplied by other pricing sources or independent market makers in the security. If no readily available market quotations are available, [___] values the security or position pursuant to methodologies approved by the Board. On a daily basis, [___] also estimates the expenses of each Portfolio Fund based on the Portfolio Fund's asset level and performance (for purposes of estimating any applicable performance fee). Based on all of the foregoing, [___] arrives at a daily net asset value for each Portfolio Fund.

To the extent that the Fund's investments (e.g., Portfolio Funds) are transacted in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

While hedge funds are generally illiquid investments, each of the Portfolio Funds will be considered "liquid" because each Portfolio Fund offers weekly liquidity, i.e., offers investors (e.g., the Fund) the right to withdraw as much as the entirety of their capital investment on a weekly basis, at the then-current net asset value of such investment.

IN-KIND PURCHASES. The Fund reserves the right to accept payment for shares in the form of securities that are permissible investments for the Fund or a Portfolio Fund.

SELLING  SHARES

You can sell or, in other words, redeem your shares of the Fund at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of the Fund's investments at the time of sale.

Under extraordinary circumstances, the Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you. For more information about the Fund's ability to make such a redemption in kind, see the SAI.

RESTRICTIONS  ON  SALES

You may not be able to sell your shares of the Fund or the Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).

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If the insurance company issuing the variable insurance contract is willing to provide notice to investors, the Fund may delay any exchange, transfer or redemption request. Such requests may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

DISTRIBUTION  PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Fund to compensate the distributor for the Fund for expenses associated with distributing and selling Class II shares of the Fund and providing shareholder services. Under that Distribution Plan, the Fund pays its distributor from its Class II shares, a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II shares' average daily net assets.

Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

DISTRIBUTIONS  AND  TAXES

DIVIDENDS  AND  DISTRIBUTIONS

Substantially all of the Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by the Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX  STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Fund.

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INFORMATION  FROM  GARTMORE  FUNDS

Please read this Prospectus before you invest, and keep it with your records. This Prospectus is intended for use in connection with variable insurance contracts. The Statement of Additional Information (incorporated by reference into this Prospectus) contains additional information about the Fund. To obtain the Statement of Additional Information free of charge, call 1-800-848-6331 or contact your variable insurance provider.

INFORMATION  FROM  THE  SECURITIES  AND  EXCHANGE  COMMISSION  (SEC)

You  can  obtain  copies  of  Fund  documents  from  the  SEC  as  follows:

IN  PERSON

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY  MAIL:

Securities  and  Exchange  Commission
Public  Reference  Section
Washington,  D.C.  20549-0102
(The  SEC  charges  a  fee  to  copy  any  documents.)

ON  THE  EDGAR  DATABASE  VIA  THE  INTERNET:

www.sec.gov

BY  ELECTRONIC  REQUEST:

publicinfo@sec.gov


THE  TRUST'S  INVESTMENT  COMPANY  ACT
FILE  NO.:  [________]



GARTMORE  FUNDS

Gartmore  Funds
P.O.  Box  182205
Columbus,  Ohio  43218-2205
WWW.GARTMOREFUNDS.COM

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                       STATEMENT OF ADDITIONAL INFORMATION

                               [_______ __], 2003


                      GARTMORE VARIABLE INSURANCE TRUST III
                           [GARTMORE GVIT INDEX FUND]

Gartmore Variable Insurance Trust III (the "Trust") is a newly registered open-end investment company that currently offers shares of beneficial interest (the "Shares") of three series, including the [Gartmore GVIT Index Fund] (the "Fund"), part of the family of Gartmore Mutual Funds. This Statement of Additional Information ("SAI") relates only to the Trust's offering of Shares in the Fund.

This SAI is not a prospectus but is incorporated by reference into the prospectus of the Fund dated as of [_______], 2003 (the "Prospectus"). It contains information in addition to and more detailed than that set forth in the Prospectus for the Fund and should be read in conjunction with the Fund's Prospectus, dated June ___, 2003.

Terms not defined in this SAI have the meanings assigned to them in the Prospectus.

The Prospectus may be obtained from Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215, or by calling toll free 1-800-848-6331.

The information in this SAI is not complete and may be changed. The Fund may not sell its securities until the registration statement filed with the U.S. Securities and Exchange Commission (the "SEC") is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

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                                TABLE OF CONTENTS


                                                                       PAGE
GENERAL INFORMATION AND HISTORY . . . . . . . . . . . . . . . . . . . .   1
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES   1
TRUSTEES AND OFFICERS OF THE TRUST. . . . . . . . . . . . . . . . . . .  18
INVESTMENT ADVISORY AND OTHER SERVICES. . . . . . . . . . . . . . . . .  20
BROKERAGE ALLOCATION. . . . . . . . . . . . . . . . . . . . . . . . . .  27
PURCHASES, REDEMPTIONS AND PRICING OF SHARES. . . . . . . . . . . . . .  29
VALUATION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . .  29
FUND PERFORMANCE ADVERTISING. . . . . . . . . . . . . . . . . . . . . .  31
ADDITIONAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . .  32
TAX STATUS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  33
OTHER TAX CONSEQUENCES. . . . . . . . . . . . . . . . . . . . . . . . .  34
TAX CONSEQUENCES TO SHAREHOLDERS. . . . . . . . . . . . . . . . . . . .  34
APPENDIX A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  35
DEBT RATINGS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  35

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                        GENERAL INFORMATION AND HISTORY

     Gartmore Variable Insurance Trust III (the "Trust") is a newly created open-end management investment company organized as a Delaware Statutory Trust on June 19, 2003. The Trust currently offers the following series: Gartmore GVIT Optimized Multi-Strategy Market Neutral Fund, Gartmore GVIT Optimized Multi-Strategy Alpha Fund and [Gartmore GVIT Index Fund] (the "Fund"), part of the family of Gartmore Mutual Funds. This Statement of Additional Information ("SAI") relates only to the Fund. The Fund is a "mutual fund of hedge funds" in that it (i) normally invests at least 80% of its assets in privately offered vehicles managed by hedge fund managers ("Portfolio Funds"), and (ii) offers investors daily liquidity. It is also an "index fund" in that its objective is to seek investment returns that substantially correlate to the performance of a global hedge fund index, the [___] Hedge Fund Index (the "Index"). The Fund's investment objective can be changed without shareholder approval.

    ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

     The Fund and its underlying Portfolio Funds use investment techniques that can present significant risks. The Portfolio Funds' investment programs typically involve the use of a variety of sophisticated and speculative investment techniques. The prospectus for the Fund (the "Prospectus") highlights the Fund's principal investment strategies, investment techniques and their risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Fund. Please carefully review the discussions in the Prospectus for further information regarding the investment objective and policies of the Fund and the programs of the Portfolio Funds.

PORTFOLIO  FUND  INVESTMENTS

     The following discussion provides additional information on various risks associated with the Portfolio Funds' investments. As discussed in the Prospectus, to the extent the Fund invests directly in a portfolio of investments rather than a Portfolio Fund, the Fund would be directly subject to the risks described below.

     EQUITY  SECURITIES

Portfolio Funds may invest in long and short positions in common stocks, preferred stocks and convertible securities of United States ("U.S.") and foreign issuers. The value of equity securities depends on business, economic and other factors affecting those issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced.
Portfolio Funds generally may invest in equity securities without restriction. These investments may include securities issued by companies having relatively small market capitalization, including "micro cap" companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and earnings prospects. These securities

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are also susceptible to other risks (e.g., less stable price, less liquidity) that are less prominent in the case of the securities of larger companies.

     FIXED  INCOME  SECURITIES

     Portfolio Funds may invest in fixed income securities. Fixed income securities include bonds, notes and debentures issued by U.S. and foreign corporations and governments. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness or financial condition of the issuer and general market liquidity (i.e., market risk). Certain portfolio securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to significant reductions of yield and possible loss of principal.

     Portfolio Funds may invest in both investment grade and non-investment grade debt securities (commonly referred to as "junk bonds"). Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (a "Rating Agency") in one of the four highest rating categories or, if not rated by any Rating Agency, have been determined by a Portfolio Manager to be of comparable quality.

     Investments in non-investment grade debt securities, including convertible debt securities, are considered by the Rating Agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Non-investment grade securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade securities to make principal and interest payments than is the case for higher grade securities. In addition, the market for lower grade securities may be thinner and less liquid than the market for higher grade securities.

     SHORT  SELLING  OF  SECURITIES

     In a short sale of securities, a Portfolio Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Portfolio Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Portfolio Fund. Until the security is replaced, the Portfolio Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Portfolio Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     A Portfolio Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio Fund replaces the borrowed security. A Portfolio Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Portfolio Fund may be required to pay in connection with the short sale.

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     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Portfolio Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Portfolio Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

     A Portfolio Fund may also engage in short sales if at the time of the short sale the Portfolio Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." A Portfolio Fund may make a short sale "against the box" as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio Fund (or a security convertible or exchangeable for such security), or when the Portfolio Fund wants to sell the security at an attractive current price. In such case, any future losses in the Portfolio Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio Fund owns. There will be certain additional transaction costs associated with short sales against the box, but a Portfolio Fund may offset these costs with the income from the investment of the cash proceeds of short sales.

FOREIGN  INVESTMENTS

     Portfolio Funds may invest in equity and fixed income securities of foreign issuers and in depositary receipts, such as American Depositary Receipts ("ADRs"), that represent indirect interests in securities of foreign issuers. Foreign securities in which Portfolio Funds may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets or may be purchased in private placements. Investments in foreign securities are affected by risk factors generally considered not to be present in the U.S.

     As a general matter, Portfolio Funds are not required to hedge against foreign currency risks, including the risk of changing currency exchange rates, which could reduce the value of foreign currency denominated portfolio securities irrespective of the underlying investment. However, from time to time, a Portfolio Fund may enter into forward currency exchange contracts ("forward contracts") for hedging purposes and non-hedging purposes to pursue its investment objective. Forward contracts are transactions involving the Portfolio Fund's obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by the Portfolio Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Portfolio Fund anticipates

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purchasing or selling a foreign security. This technique would allow the Portfolio Fund to "lock in" the U.S. dollar price of the security. Forward contracts also may be used to attempt to protect the value of the Portfolio Fund's existing holdings of foreign securities. There may be, however, imperfect correlation between the Portfolio Fund's foreign securities holdings and the forward contracts entered into with respect to such holdings. Forward contracts also may be used for non-hedging purposes to pursue a Portfolio Fund's investment objective, such as when a Portfolio Manager anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in such currencies are not then held in a Portfolio Fund's investment portfolio.

     ADRs involve substantially the same risks as investing directly in securities of foreign issuers, as discussed above. ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a non-U.S. corporation. Issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may be less information available regarding such issuers.

     SPECIAL  INVESTMENT  TECHNIQUES

     Portfolio Funds may use a variety of special investment instruments and techniques as more fully discussed below to hedge a portion of their investment portfolios against various risks or other factors that generally affect the values of securities. They may also use these instruments and techniques for non-hedging purposes in pursuing their investment programs. Some of these instruments and techniques involve the use of derivative transactions. The Fund may also utilize special investment instruments and techniques in order to facilitate its ability to track the Index or one or more components of the Index. [The instruments and techniques that Portfolio Managers may employ may change over time as new instruments and techniques are introduced or as a result of regulatory developments.] Certain of the special investment instruments and techniques that Portfolio Funds may use are speculative and involve a high degree of risk, particularly when used for non-hedging purposes. It is possible that any hedging transaction may not perform as anticipated and that a Portfolio Fund may suffer losses as a result of its hedging activities. As discussed in the Prospectus, to the extent the Fund utilizes these special investment instruments and techniques in order to facilitate its ability to track the Index or one or more components of the Index, the Fund would be directly subject to the risks described below.

     Derivatives. Portfolio Funds may engage in transactions involving securities options, futures (including options on futures), swaps, forwards and other derivative financial instruments. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit Portfolio Funds to increase or decrease the level of risk, or change the character of the risk, to which their portfolios are exposed in much the same way as they can increase or decrease the level of risk, or change the character of the risk, of their portfolios by making investments in specific securities. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could result in a significant loss that would have a large adverse impact on a Portfolio Fund's performance.

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     If a Portfolio Manager invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio Fund's return or result in a loss. A Portfolio Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

     Derivatives transactions, particularly those used for non-hedging purposes, can create "leverage," i.e., are considered borrowings and, thus, are deemed "senior securities" under the Investment Company Act of 1940, as amended (the "Investment Company Act"). If the Fund enters into these transactions directly, it would be required to maintain daily in a segregated account (i.e., earmarked at the Fund's custodian) cash or liquid portfolio securities in such amount that the segregated amounts plus any amounts pledged to the broker as margin/collateral will at least equal the current value of the position. If assets are segregated, it can limit the Fund's ability to otherwise invest those assets or dispose of those securities.

     Options  and  Futures.  Portfolio  Funds  may  utilize  securities  options
(including options of futures) and futures contracts. They also may use so-called "synthetic" options (notional principal contracts with characteristics of an over-the-counter ("OTC") option) or other derivative instruments written by broker-dealers or other permissible financial intermediaries. Transactions in these instruments may be effected on securities or commodities exchanges, in the OTC market, or negotiated directly with counterparties. When transactions are effected OTC or negotiated directly with counterparties, a Portfolio Fund bears the risk that the counterparty will be unable or unwilling to perform its obligations under the option contract. These instruments also may be illiquid and, in such cases, a Portfolio Manager may have difficulty closing out a position. OTC options and synthetic options purchased and sold by Portfolio Funds may include options on an index of securities or on baskets of specific securities.

     Portfolio Funds may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue their investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option is a call option with respect to which a Portfolio Fund owns the underlying security. The sale of such an option exposes a Portfolio Fund during the term of the option to the possible loss of the opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on a Portfolio Fund's books. The sale of such an option exposes the seller during the term of

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the option to a decline in price of the underlying security while also depriving the seller of the opportunity to invest the segregated assets. Options sold by the Portfolio Funds need not be covered.

     A Portfolio Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Portfolio Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, a Portfolio Manager would ordinarily effect a similar "closing sale transaction," which involves liquidating the position by selling the option previously purchased, although the Portfolio Manager could exercise the option should it deem it advantageous to do so.

     Synthetic options transactions involve the use of two financial instruments that, together, have the economic effect of an options transaction. The risks of synthetic options are generally similar to the risks of actual options, with the addition of increased market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

     The Fund intends to conduct its operations so that it is excluded from the definition of the term commodity pool operator under rules of the Commodity Futures Trading Commission ("CFTC"). In this regard, the Fund must limit its transactions, for other than bona fide hedging purposes (as defined in CFTC Rule 1.3(z)), to either:

     (i) its pro rata share of the sum of the amount of initial margin deposits on futures contracts entered into by Portfolio Funds and premiums paid for unexpired options with respect to such contracts so that it does not exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation); or
     (ii) the aggregate "notional value" (i.e., the size of the contract, in contract units, times the current market price (futures position) or strike price (options position) of each such unit) of the contract, so that it does not exceed the liquidation value of the Fund, after taking into account unrealized profits and unrealized losses on such contracts and options.

     The Fund intends to monitor the use of futures and related options by Portfolio Funds to help assure compliance with this limitation. If applicable CFTC rules change, such percentage limitations may change or different conditions may be applied to the Fund's use of futures.

     Portfolio Funds may enter into futures contracts in U.S. markets or on exchanges located outside the United States. Non-U.S. markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Non-U.S. markets, however, may have greater risk potential than domestic markets. For example, some non-U.S. exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that might be realized in trading could be eliminated by adverse changes in the exchange rate, or a loss could be incurred as a result of those changes.

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Transactions on non-U.S. exchanges may include both commodities that are traded on domestic exchanges and those that are not. Unlike trading on domestic commodities exchanges, trading on non-U.S. commodities exchanges is not regulated by the CFTC.

     Engaging in these transactions involves risk of loss, which could adversely affect the value of a Portfolio Fund's net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit fluctuation in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Portfolio Fund to substantial losses.

     Successful use of futures also is subject to a Portfolio Manager's ability to correctly predict movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

     Some or all of the Portfolio Funds may purchase and sell stock index futures contracts. A stock index future obligates a Portfolio Fund to pay, or entitles it to receive, an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in those securities on the next business day.

     Some or all of the Portfolio Funds may purchase and sell interest rate futures contracts for a Portfolio Fund. An interest rate future represents an obligation to purchase or sell an amount of a specific debt security at a future date at a specific price.

     Some or all of the Portfolio Funds may purchase and sell currency futures. A currency future creates an obligation to purchase or sell an amount of a specific currency at a future date at a specific price.

     Options on Securities Indicies. Some or all of the Portfolio Funds may purchase and sell for the Portfolio Funds call and put options on stock indices listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes to pursue their investment objectives. A stock index fluctuates with changes in the market values of the stocks included in the index. Accordingly, successful use by a Portfolio Manager of options on stock indices will be subject to the Portfolio Manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than predicting changes in the prices of individual stocks.

     Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the

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parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

     At or before the maturity of a forward currency contract, the Portfolio Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Portfolio Fund retains the portfolio security and engages in an offsetting transaction, the Portfolio Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Portfolio Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Portfolio Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Portfolio Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Portfolio Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Portfolio Fund's investments denominated in that currency over time.

     A decline in the dollar value of a foreign currency in which a Portfolio Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, the Portfolio Funds may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolio Funds will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Portfolio Funds may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

     The Portfolio Funds may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Portfolio Fund generally accruing in

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connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions.

     Warrants and Rights. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

     Swap Agreements. The Portfolio Managers may enter into equity, interest rate, index and currency rate swap agreements on behalf of Portfolio Funds. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if an investment was made directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular non-U.S. currency, or in a "basket" of securities representing a particular index, industry or industry sector. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Most swap agreements entered into by a Portfolio Fund would require the calculation of the obligations of the parties to the agreements on a "net basis." Consequently, a Portfolio Fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The risk of loss with respect to swaps is limited to the net amount of interest payments that a party is contractually obligated to make. If the other party to a swap defaults, a Portfolio Fund's risk of loss consists of the net amount of payments that it contractually is entitled to receive.

     FLOATING  AND  VARIABLE  RATE  INSTRUMENTS

     Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities

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changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand instruments purchased by a Portfolio Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate.

     A Portfolio Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Portfolio Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement.

ZERO COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES

     Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

     Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers.

COLLATERALIZED  MORTGAGE  OBLIGATIONS

     The Portfolio Funds may invest in collateralized mortgage obligations ("CMOs"). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively "Mortgage Assets"). Payments of principal and interest on the Mortgage Assets and any reinvestment income are used to make payments on the CMOs. CMOs are issued in multiple classes. Each class has a specific fixed or floating coupon rate and a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the classes in a number of different ways. Certain classes will,

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as a result of the collection, have more predictable cash flows than others. As a general matter, the more predictable the cash flow, the lower the yield relative to other Mortgage Assets. The less predictable the cash flow, the higher the yield and the greater the risk. The Portfolio Funds may invest in any class of CMO.

     Certain mortgage-backed securities in which the Portfolio Funds may invest (e.g., certain classes of CMOs) may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Portfolio Funds could sustain a loss.

     The Portfolio Funds may invest in stripped mortgage-backed securities, which are usually structured in two classes. One class entitles the holder to receive all or most of the interest but little or none of the principal of a pool of Mortgage Assets (the interest-only or "IO" class), while the other class entitles the holder to receive all or most of the principal but little or none of the interest (the principal-only or "PO" class). IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of repayment decreases.

     The Portfolio Funds may also invest in inverse floaters. An inverse floater has a coupon rate that moves in the direction opposite to that of a designated interest rate index. Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate on an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

     ASSET-BACKED  SECURITIES

     The Portfolio Funds may invest in any type of asset-backed securities. Asset-backed securities utilize the securitization techniques used to develop mortgage-backed securities. These techniques are also applied to a broad range of other assets, including automobile and credit card receivables and home equity loans. These assets are being securitized in pass-through structures similar to the mortgage pass-through structures.

     Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates

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although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

     LOAN  PARTICIPATIONS  AND  ASSIGNMENTS

     The Portfolio Funds may invest in loan participations and assignments. Loan participations typically will result in the Portfolio Fund having a contractual relationship only with the lender, not with the borrower. The Portfolio Funds will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing loan participations, the Portfolio Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Portfolio Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Portfolio Funds will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Portfolio Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. If a Portfolio Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

     The Portfolio Funds may have difficulty disposing of assignments and loan participations. The market for such instruments is not highly liquid, and such instruments may only be able to be sold to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and may have an adverse impact on a Portfolio Fund's ability to dispose of particular assignments or loan participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

     WHEN-ISSUED,  DELAYED  DELIVERY  AND  FORWARD  COMMITMENT  SECURITIES

     To reduce the risk of changes in securities prices and interest rates, a Portfolio Fund may purchase securities on a forward commitment, when-issued or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable with respect to such purchases are fixed when the Portfolio Fund enters into the commitment, but the Portfolio Fund does not make payment until it receives delivery from the counterparty. After a Portfolio Fund commits to purchase such securities, but before delivery and settlement, it may sell the securities if it is deemed advisable.

     Securities purchased on a forward commitment or when-issued or delayed delivery basis are subject to changes in value, generally changing in the same way (i.e., appreciating when interest rates decline and depreciating when interest rates rise), based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities so purchased may expose a Portfolio Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place

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actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed delivery basis when a Portfolio Fund is fully or almost fully invested results in a form of leverage and may result in greater potential fluctuation in the value of the net assets of a Portfolio Fund. In addition, there is a risk that securities purchased on a when-issued or delayed delivery basis may not be delivered and that the purchaser of securities sold by a Portfolio Fund on a forward basis will not honor its purchase obligation. In such cases, the Portfolio Fund may incur a loss. If the Fund enters into these transactions directly, it may be required to segregate assets as discussed under "Derivatives" above.

ADDITIONAL  INFORMATION  ON  THE  FUND'S  INVESTMENT  PRACTICES

     BORROWING

     The Fund may borrow money from banks, in amounts not to exceed 33% of its total assets (including the amount borrowed), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, the Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. These limits are prescribed by the Investment Company Act and the rules and SEC interpretations thereunder. Any change in applicable law, rules or regulations, could result in changes to these limits.

     The Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Fund has established a line-of-credit ("LOC") with its custodian by which it may borrow for temporary or emergency purposes. The Fund intends to use the LOC to meet large or unexpected redemptions that would otherwise force the Fund to liquidate securities under circumstances which are unfavorable to the Fund's remaining shareholders.

     MORTGAGE  DOLLAR  ROLLS  AND  REVERSE  REPURCHASE  AGREEMENTS

     The Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, the Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Fund generally retains the right to interest and principal payments on the security. Since the Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, the Fund will segregate permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). The Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase

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agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act.

     Mortgage dollar rolls are arrangements in which the Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Funds. (See "Borrowing").

     Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which the Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's Investment Manager believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

     SECURITIES  OF  INVESTMENT  COMPANIES

     To the extent permitted by the Investment Company Act, the Fund may generally invest up to 10% of its total assets, calculated at the time of investment, in the securities of other investment companies. No more than 5% of the Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. The Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the management fee paid by the Fund. (The Portfolio Funds are not considered investment companies for these purposes.)

     Exchange Traded Funds. The Fund may invest in and sell short shares of exchange traded funds ("ETFs") and other similar instruments. These transactions will be used to adjust the Fund's exposure to the general market or industry sectors and to manage the Fund's risk exposure. ETF shares are shares of exchange traded investment companies that are registered under the Investment Company Act, and hold a portfolio of common stocks or fixed income securities designed to track the performance of a particular index. Instruments that are similar to ETFs represent beneficial ownership interests in specific baskets of stocks (often of companies within a particular industry sector or group) or fixed income securities. These securities also may be exchange traded, but unlike ETFs are not registered under the Investment Company Act. ETFs and other similar instruments involve risks generally associated with investments in a

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broadly based portfolio of common stocks or fixed income securities, including the risk that the general level of stock or bond prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of the ETF or other instrument. Additionally, if the Fund invests in shares of these instruments, it would, in addition to the Fund's own expenses, indirectly bear its ratable share of the ETF's expenses.

     LENDING  PORTFOLIO  SECURITIES

     The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which affords the Portfolio Fund an opportunity to earn interest on the amount of the loan and on the collateral it receives from borrowers of the securities. The Fund generally will receive collateral consisting of cash, U.S. government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund might experience risk of loss if the institution with which it has engaged in a securities loan transaction breaches its agreement with the Fund.

     PRIVATE  PLACEMENTS

     The Fund may invest up to 15% of its net assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable. (Portfolio Funds and securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to determinations made by the Board of Trustees (discussed in the following paragraph), are not subject to the foregoing restriction.) These securities are generally referred to as private placements or restricted securities. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Portfolio Funds are not subject to these limits and, thus, their investments in private placements or restricted securities could subject these private funds to the described risks and expenses to a greater degree than mutual funds.

     The Fund's Board of Trustees considers each Portfolio Fund to be "liquid" based on the following factors: (i) each Portfolio Fund offers weekly liquidity, i.e., offers investors (e.g., the Fund) the right to withdraw as much as the entirety of their capital investment on a weekly basis at the then-current net asset value of such investment; and (ii) each Portfolio Fund determines its net asset value on a daily basis, based on the market values of its underlying investments. The Board will reassess this liquidity determination in the event there is any change to the foregoing factors. Rule 144A permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures

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adopted by the Board of Trustees, will make a determination as to the liquidity of each Rule 144A restricted security purchased by the Fund. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities," which may not exceed 15% of the Fund's net assets. However, investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

     MONEY  MARKET  INSTRUMENTS

     The Fund's money market investments may include the following types of instruments:

     - obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;
     - obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;
     - obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;
     - asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;
     -    repurchase  agreements;
     -    bank  or  savings  and  loan  obligations;
     - commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;
     - bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.
     - high quality short-term (maturity in 397 days or less) corporate obligations, rated within the top two rating categories by an NRSRO or, if not rated, deemed to be of comparable quality by the applicable adviser or subadviser.
     - extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because an extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period.

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     - unrated short term (maturing in 397 days or less) debt obligations that are determined by the Fund's adviser to be of comparable quality to the securities described above.

     Repurchase Agreements. Repurchase agreements are agreements under which the Fund purchases securities from a bank that is a member of the Federal Reserve System, a non-U.S. bank or a securities dealer that agrees to repurchase the securities from the purchaser at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent or otherwise fails to repurchase the securities, the Fund would have the right to sell the securities. This right, however, may be restricted, or the value of the securities may decline before the securities can be liquidated. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement is accomplished, the Fund might encounter a delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. Repurchase agreements that are subject to non-U.S. law may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law, and they therefore may involve greater risks.

ADDITIONAL  INFORMATION  CONCERNING  THE  PORTFOLIO  FUNDS

     Currently, the Portfolio Funds are a select group of hedge funds that are sponsored by [___] ("[___]") and managed by third-party investment managers.
Each of the Portfolio Funds is privately offered and pursues an investment strategy formulated and implemented by a Portfolio Manager. Currently, none of the Portfolio Funds are registered under the Investment Company Act, and each is excepted from the definition of "investment company" pursuant to Section 3(c)(7) of the Investment Company Act.

     [___] specializes in the customized structuring, risk management and daily monitoring of hedge fund portfolios for institutional clients and high net worth individuals.

INVESTMENT  RESTRICTIONS/FUNDAMENTAL  POLICIES

     The Fund's fundamental policies, which may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund, are listed below. Within the limits of these fundamental policies, the Fund's management has reserved freedom of action. As defined by the Investment Company Act, the vote of a "majority of the outstanding voting securities of the Fund" means the vote, at an annual or special meeting of security holders duly called,
(a) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) of more than 50% of the outstanding voting securities of the Fund, whichever is less. The Fund may not:

     - Issue senior securities, except to the extent permitted by Section 18 of the Investment Company Act or as otherwise permitted by the SEC.
     - Borrow money, except to the extent permitted by Section 18 of the Investment Company Act or as otherwise permitted by the SEC.
     - Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act, in connection with the disposition of its portfolio securities.

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     - Make loans of money or securities to other persons, except through purchasing fixed income securities, lending portfolio securities or entering into repurchase agreements or reverse repurchase agreements in a manner consistent with the Fund's investment policies.
     - Purchase, hold or deal in real estate, except that the Fund may invest in securities that are secured by real estate, or that are issued by companies that invest or deal in real estate or real estate investment trusts.
     - Invest 25% or more of the value of its total assets in the securities (other than U.S. government securities) of issuers engaged in any single industry or group of related industries;provided, however, that the Fund will normally invest 25% or more of the value of its total assets in Portfolio Funds, but will not invest 25% or more of the value of its total assets in Portfolio Fundsthat have investment programs that focus on investing in any single industry or group of related industries.

     With respect to these investment restrictions and other policies described in this SAI or the Prospectus (except the Fund's policies on borrowings and senior securities set forth above), if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of the Fund's total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.

     In addition, the Fund intends to comply with the diversification requirements imposed by Section 851(b)(3) of the Internal Revenue Code of 1986, as amended (the "Code"). Under these requirements, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets must be invested in cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited (for purposes of this calculation) to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. For purposes of meeting these diversification requirements, the Fund will test the diversification of its assets in each of two ways: (i) each Portfolio Fund will be treated as a single issuer and (ii) the Fund's proportionate share of the assets of each Portfolio Fund will be treated as if held directly by the Fund.

     Furthermore, the Fund intends to comply with the diversification requirements of section 817(h) of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts.

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     In connection with the Trust's agreement to sell shares to separate accounts to fund benefits under the variable life insurance policies and variable annuity contracts, the Investment Manager and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Investment Manager may agree to use its best efforts to assure and permit insurance companies to monitor the Fund's compliance with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If the Fund failed to comply with such restrictions or limitations, the separate accounts would take appropriate actions which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the operations of the Trust or the Fund.

                       TRUSTEES AND OFFICERS OF THE TRUST

MANAGEMENT  INFORMATION

     The Board of Trustees has the responsibility for the overall management of the Trust and the Fund, including general supervision and review of the Fund's investment activities and its conformity with [Delaware] law and the stated policies of the Fund. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

     It is contemplated that the members of the Board of Trustees will be appointed and elected during the Trust's initial meeting to occur on or about [_____], 2003. This meeting will be led by [_____], the Trust's initial Trustee, whose name, address, age and other prior/present employments are provided below:

     [FILL  IN  INFORMATION  FOR  INITIAL  TRUSTEE]

RESPONSIBILITIES  OF  THE  BOARD  OF  TRUSTEES

     The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

BOARD  OF  TRUSTEES  COMMITTEES

     The Board of Trustees has four standing committees: Audit, Pricing and Valuation, Nominating and Board Governance, and Performance.

     The purposes of the Audit Committee are to: (1) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers;
(2) oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; (3) ascertain the independence of the Trust's independent auditors; and (4) act as a liaison between the Trust's independent auditors and the Board of Trustees. The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for

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accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board of Trustees and the Audit Committee, as representatives of the Trust's shareholders. Each of the members has a working knowledge of basic finance and accounting matters and is not an interested person of the Trust, as defined in the Investment Company Act.

     The purpose of the Pricing and Valuation Committee is to oversee the implementation and operation of the Trust's valuation procedures.

     The Nominating and Board Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures (including the Board's effectiveness, Trustee retirement, Trustee investment in the Fund and the process by which the Trust's principal service providers are evaluated); (4) periodic review of Trustee compensation; (5) review of the responsibilities and composition of each Board committee, as necessary; (6) monitoring of the performance of legal counsel employed by the independent Trustees, supervision of counsel for the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust's management. The Nominating and Board
Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board.

     The functions of the Performance Committee are to (1) review the kind, scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board and, if the Committee determines that changes to such data or reports would be appropriate and practicable, the Committee will work with management of the Trust to implement any such changes;
(2) review the investment performance benchmarks and peer groups used in reports delivered to the Board for comparison of investment performance of the Trust's funds and, if the Committee determines that changes to such benchmarks or peer groups would be appropriate, the Committee will work with management to implement any such change; and (3) such other function as the Board may delegate from time to time.

COMPENSATION  OF  TRUSTEES

     The Trustees receive fees and reimbursement for expenses of attending Board meetings from the Trust. The Investment Manager will reimburse the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who are employees of the Investment Manager or its affiliates. The Compensation Table below sets forth estimated compensation to be paid to the Trustees of the Trust, before reimbursement of expenses, for the first full fiscal year of the Fund. Trust officers receive no compensation from the Trust in their capacity as officers.

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(1)            (2)            (3)          (4)           (5)
-----------------------------------------------------------------
                          PENSION
                          RETIREMENT
                          BENEFITS     ESTIMATED    TOTAL
          AGGREGATE       ACCRUED AS   ANNUAL       COMPENSATION
NAME . .  COMPENSATION    PART OF      BENEFITS     FROM THE
OF . . .  FROM THE        TRUST        UPON         FUND
TRUSTEE.  TRUST           EXPENSES     RETIREMENT   COMPLEX
-----------------------------------------------------------------
[  ] . .  $        [  ]        - 0 -        - 0 -
[  ] . .  $        [  ]        - 0 -        - 0 -
[  ] . .  $        [  ]        - 0 -        - 0 -
[  ] . .  $        [  ]        - 0 -        - 0 -

     As  of  _____,  2003,  the  Fund  Complex  includes:  [  ]

     [The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.]

CODE  OF  ETHICS

     Federal law requires the Trust, the Investment Manager, and the Trust's principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Fund).

                     INVESTMENT ADVISORY AND OTHER SERVICES

TRUST  EXPENSES

     Subject to any applicable Expense Limitation Agreements (defined below under "Limitation of Fund Expenses"), the Trust pays the compensation of the Trustees who are not interested persons of the Investment Manager or its affiliates, and all expenses (other than those assumed by the Investment Manager) including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust's Fund Administration and Transfer and Dividend Disbursing Agent Agreement, which includes the expenses of calculating the Fund's net asset value; fees and expenses of independent certified public accountants and legal counsel of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; administrative services fees under an Administrative Services Plan, and wrapper fees, premiums and expenses related to wrapper agreements for the Fund; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of Shares of the Trust; expenses of any shareholders' meetings; and expenses relating to the issuance, registration, and qualification of Shares of the Trust.

     In addition, the Fund will indirectly bear fees and expenses as an investor in Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are currently expected to approximate 2.00%,

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on an annual basis, of the total assets managed by a Portfolio Manager, and the quarterly performance fee is generally expected to approximate 20% or more of the Portfolio Fund's net capital appreciation in the assets managed by the Portfolio Manager.

INVESTMENT  MANAGER

     Under the Investment Management Agreement (the "Management Agreement") between Gartmore Mutual Fund Capital Trust (the "Investment Manager") and the Trust, the Investment Manager manages the investment of the Fund's assets in accordance with the policies and procedures set forth in the Fund's prospectus and this SAI and as may be established by the Trustees, and supervises the daily business affairs of the Fund.

     The Investment Manager pays the compensation of the officers of the Trust employed by the Investment Manager and pays a pro rata portion of the compensation and expenses of the Trustees who are employed by the Investment Manager and its affiliates. The Investment Manager also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust. In addition, the Investment Manager pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of Shares of the Trust's series or for recordkeeping or other shareholder related services.

     The Management Agreement also specifically provides that the Investment Manager, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Management Agreement. The Management Agreement continues in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party. The Management Agreement terminates automatically in the event of its "assignment", as defined under the Investment Company Act. It may be terminated as to the Fund without penalty by vote of a majority of the outstanding voting securities of the Fund, or by either party, on not less than 60 days written notice. The Management Agreement further provides that the Investment Manager may render similar services to others.

     The Investment Manager, located at 1200 River Road, Conshohocken, Pennsylvania 19428, is a wholly-owned subsidiary of [Gartmore Global Investments, Inc. (GGI)], a holding company.] [GGI] is a wholly-owned subsidiary of [Gartmore Global Asset Management Trust (GGAMT),] which is a Delaware business trust. [GGAMT] is a wholly-owned subsidiary of [Nationwide

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Corporation.] All of the common stock of [Nationwide Corporation] is held by [Nationwide Mutual Insurance Company] ([___]%) and [Nationwide Mutual Fire
Insurance Company] ([___]%), each of which is a mutual company owned by its policyholders.

     For services provided under the Management Agreement, the Investment Manager receives a management fee, which is based on an annual rate of [1.25]% of the Fund's average daily net assets.

LIMITATION  OF  FUND  EXPENSES

     [In the interest of limiting the expenses of the Fund, the Investment Manager may from time to time waive some or all of its investment management fee or reimburse other fees for the Fund. In this regard, the Investment Manager has entered into an expense limitation agreement with the Trust on behalf of the Fund (the "Expense Limitation Agreement") limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, expenses related to wrap contracts, Rule 12b-1 fees, administrative services fees and fees and expenses at the Portfolio Fund level) from exceeding [__]% for Class I and Class II shares at least through [______]. Please note that the waiver of such fees will cause the total return of the Fund to be higher than it would otherwise be in the absence of such a waiver. The Fund is authorized to reimburse the Investment Manager for management fees previously waived and/or for the cost of other expenses paid by the Investment Manager provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. The Investment Manager may request and receive reimbursement of fees waived or limited and other reimbursements made by the Investment Manager. Any reimbursement to the Investment Manager must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.]

CONSIDERATION  OF  THE  MANAGEMENT  AGREEMENT  [TO  BE  UPDATED]

     In determining whether it was appropriate to approve the Management Agreement between the Investment Manager and the Trust, on behalf of the Fund, [TO BE UPDATED AFTER BOARD CONSIDERS TERMS OF MANAGEMENT AGREEMENT] the Board received extensive information, provided by the Investment Manager, that the Board believed to be reasonably necessary to conduct its review. The Board carefully evaluated this information, and was advised with respect to its deliberations by legal counsel to the Trust, and the Trustees who are not interested persons were also advised by their own independent counsel. The Trustees decided to approve the Management Agreement on the basis of the following considerations, among others:

     - The investment management fee payable to the Investment Manager under the Management Agreement, the anticipated costs to the Investment Manager of providing these services, the anticipated profitability of the Investment Manager's relationship with the Fund, the level of reimbursements being made by the Investment Manager and the participated duration of such reimbursements, and the comparability of the fee to fees paid by other similar investment companies.
     - The nature, quality and extent of the investment advisory services expected to be provided by the Investment Manager to the Fund.

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     - The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager.
     - Any ancillary benefits to the Investment Manager, including soft dollars received by it.

     In light of the above considerations and such other factors and information it considered relevant, omitting, however, unavailable Fund profitability information and historic Fund performance information, the Board unanimously determined that the Management Agreement and the compensation payable under such Management Agreement is fair and reasonable with respect to the Fund.]

LICENSING  AGREEMENT

     The Investment Manager has entered into a licensing agreement with [___] to obtain the right to offer shares of a registered investment company that pursues an investment program that seeks to track the Index and to obtain certain reports and other information and assistance from [___] to facilitate the operation of the Fund. Fees payable to [___] under this agreement are paid by the Investment Manager and not by the Fund.

DISTRIBUTOR

     [Gartmore Distribution Services, Inc.] ("GDSI" or the "Distributor") serves as underwriter for the Fund in the continuous distribution of its Shares pursuant to a Underwriting Agreement dated as of [_____], 2003 (the "Underwriting Agreement"). Unless otherwise terminated, the Underwriting Agreement will continue from year to year thereafter for successive annual periods, if such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding Shares of the Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the Investment Company Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the Investment Company Act. The Distributor, located at [1200 River Road, Conshohocken, Pennslyvania 19428], is a wholly-owned subsidiary of [Gartmore Global Asset Management, Inc.], which is an indirect wholly-owned subsidiary of Nationwide Corporation. The following entities or people are affiliates of the Trust and are also affiliates of the Distributor:

          Gartmore  Mutual  Fund  Capital  Trust
          Gartmore  Global  Asset  Management  Trust
          Gartmore  Global  Partners
          Nationwide  Life  Insurance  Company
          Nationwide  Life  and  Annuity  Insurance  Company
          Nationwide  Financial  Services,  Inc.
          Nationwide  Corporation
          Nationwide  Mutual  Insurance  Company
          Paul  Hondros
          Gerald  Holland
          Eric  Miller

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     In its capacity as Distributor, GDSI solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. The Distributor receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge, if any, imposed upon sales of Shares of the Fund.

DISTRIBUTION  PLAN

     The Trust, with respect to Class II Shares of the Fund, has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the Investment Company Act. The Plan permits the Fund to compensate GDSI, as the Fund's Distributor, for expenses associated with the distribution of Class II Shares of the Fund and providing shareholder services to Class II Shareholders. Although actual distribution expenses may be more or less, under the Plan, the Fund pays the Distributor an annual fee in an amount that will not exceed [0.25%] of the average daily net assets of Class II Shares of the Fund.

     As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on [_____], 2003, and may be amended from time to time by vote of a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. The Plan may be terminated as to a class of the Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding Shares of that class. Any change in the Plan that would materially increase the distribution cost to a class requires approval of the shareholders of the class. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the applicable class. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved
(i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition, the Trustees in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit the Fund and its Shareholders.

     The Board of Trustees believes that the Plan is in the best interests of the Fund since it encourages Fund growth and maintenance of Fund assets. As the Fund grows in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

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     The Distributor has entered into, and will enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of the Shares including, but not limited to, those discussed above.

FUND ADMINISTRATION AND TRANSFER AGENCY SERVICES [CONFIRM IF THIS SECTION IS NEEDED]

     Under the terms of the Fund Administration Agreement, [Gartmore SA Capital Trust ("GSA")], a wholly owned subsidiary of [GGI], provides for various administrative and accounting services, including daily valuation of the Fund's Shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. [[GGI] is a wholly-owned subsidiary of Gartmore Global Asset Management Trust ("GGAMT")]. [Gartmore Investors Services, Inc. ("GISI")], an indirect wholly-owned subsidiary of [GSA], serves as transfer agent and dividend disbursing agent for the Fund. [Both GSA and GISI are located at 1200 River Road, Conshohocken, Pennsylvania 19428.] For the fund administration and transfer agency services, the Fund pays GSA an annual fee based on the Trust's average daily net assets according to the following schedule:

ASSET LEVEL  AGGREGATE TRUST FEE*
-----------  --------------------
[___] . . .                 [___]
[___] . . .                 [___]
[___] . . .                 [___]

     *GSA  pays  GISI  from  these  fees  for  its  services.

SUB-ADMINISTRATORS  [CONFIRM  IF  THIS  SECTION  IS  NEEDED]

     [GSA] has entered into a Sub-Administration Agreement with [BISYS Fund Services Ohio, Inc. ("BISYS")] and [GISI] has entered into a Sub-Transfer Agent Agreement with [BISYS] to provide certain fund administration and transfer agency services for the Fund. For these services, the [GSA] pays [BISYS] an annual fee at the following rates based on the average daily net assets of the
Fund:

ASSET LEVEL   FEE
-----------  -----
[___] . . .  [___]
[___] . . .  [___]

ADMINISTRATIVE  SERVICES  PLAN

     Under the terms of an Administrative Services Plan, the Fund is permitted to enter into a servicing agreement ("Servicing Agreement") with servicing organizations who agree to provide certain administrative support services for the Fund. Such administrative support services include, but are not limited to, the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing

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shareholder sub-accounting, answering inquiries regarding the Fund, providing periodic statements showing the account balance for beneficial owners or for plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

     The Trust has entered into a Servicing Agreement for the Fund pursuant to which [Nationwide Financial Services, Inc. ("NFS")] has agreed to provide certain administrative support services in connection with the applicable Fund Shares held beneficially by its customers. NFS is a majority owned subsidiary of Nationwide Corporation. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into a Servicing Agreement with will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class II Shares of the Fund.

CUSTODIAN

     [J.P. Morgan Chase Bank ("J.P. Morgan"), 270 Park Avenue, New York, New York] is the custodian for the Fund and makes all receipts and disbursements under a Custodian Agreement. [J.P. Morgan] performs no managerial or policy-making functions for the Fund.

LEGAL  COUNSEL

     Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103, serves as the Trust's legal counsel. Schulte Roth & Zabel LLP, 919 Third Avenue, New York, NY 10022, serves as special legal counsel to the Fund.

AUDITORS
     [______________________]  serves  as independent accountants for the Trust.

                              BROKERAGE ALLOCATION

     The Fund anticipates that many of its transactions will be effected directly with Portfolio Funds and such transactions may not be subject to brokerage commissions. However, the Fund may incur expenses in connection with effecting its portfolio transactions, including the payment of brokerage commissions or fees payable to Portfolio Funds or parties acting on behalf of, or at the direction of, Portfolio Funds.

     In addition, the Investment Manager may directly invest the Fund's assets in securities and hold investment positions for the Fund. The Investment Manager is responsible for the selection of brokers and dealers to effect these transactions and the negotiation of brokerage commissions, if any. Portfolio Managers are responsible for these decisions as they relate to the Portfolio Funds they manage.

     In transactions on stock and commodity exchanges in the U.S., these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions charged in the U.S. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most

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short-term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

     Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction, i.e., execution at the most favorable prices and in the most effective manner possible. "Best price-best execution"encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Both the Investment Manager and Portfolio Managers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

     Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to the Investment Manager or a Portfolio Manager. In placing orders with such broker-dealers, the Investment Manager or Portfolio Manager will, where possible, take into account the comparative usefulness of such information. Such information is useful to the Investment Manager or Portfolio Manager even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the Investment Manager's or Portfolio Manager's normal research activities or expenses.

     Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by [Nationwide Life Insurance Company] or [Nationwide Life & Annuity Insurance Company]. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

     There may be occasions when portfolio transactions for the Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the adviser or subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they are affected only when the adviser or subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

     In purchasing and selling investments for the Fund, it is the policy of the Investment Manager to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by the Investment Manager in

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determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, the Investment Manager will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services, rendered on a continuing basis; and the reasonableness of any commissions.

     The Investment Manager may cause the Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934, as amended, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information. Any such research and other information provided by brokers to the Investment Manager is considered to be in addition to and not in lieu of services required to be performed by it under the Management Agreement. The fees paid to the Investment Manager pursuant to the Management Agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to the Investment Manager in serving its other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. Subject to the policy of the Investment Manager to obtain best execution at the most favorable prices through responsible broker-dealers, it also may consider the broker-dealer's sale of shares of any fund for which it serves as investment adviser, subadviser or administrator.
     It is anticipated that Portfolio Managers generally will follow brokerage placement practices similar to those described above. However, certain Portfolio Managers may have policies that permit the use of brokerage commissions of a Portfolio Fund to obtain products or services that are not research related and that may benefit the Portfolio Manager.

                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

     An insurance company purchases Shares at net asset value ("NAV") using purchase payments received on variable annuity contracts and variable life insurance policies issued by separate accounts. These separate accounts are funded by shares of the Fund.

     All investments in the Fund are credited to the shareholder's account in the form of full and fractional shares (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

     For additional information on selling your Shares, call our Customer Service line [at 1-800-848-0920] or contact your sales representative.

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                               VALUATION OF SHARES

     The net asset value per Share for the Fund is determined as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Standard
Time) on each day that the Exchange is open and on such other days as the Board of Trustees determines (the "Valuation Time"). However, to the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when Shares cannot be purchased or redeemed.

     The Fund will not compute net asset value on customary business holidays, including New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other days when the New York Stock Exchange is not open. The Fund reserves the right not to determine net asset value when (i) it has not received any orders to purchase, sell or exchange Shares or (ii) changes in the value of the Fund's portfolio do not affect the net asset value.

     The net asset value per Share of a class is computed by adding the value of all securities and other assets in the Fund's portfolio allocable to such class, deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of Shares outstanding in such class.

     The Fund's NAV will be primarily based on the fair value of the Portfolio Funds as determined in good faith in accordance with procedures adopted by the Fund's Board of Trustees. Pursuant to these procedures, the fair value of each Portfolio Fund is based on [___]'s daily determination of the market value of each Portfolio Fund's underlying securities and positions. [___] determines the market value of each Portfolio Fund's underlying securities and positions based on, among other things, information it receives from the trading managers and prime brokers of the Portfolio Funds. [___] generally utilizes or applies the following in obtaining pricing information for each Portfolio Fund's underlying securities and positions: (1) CUSIP numbers are used to identify each domestic security and obtain the closing price from the primary exchange where the security is traded; (2) Sedol numbers are used to identify and obtain the closing price in the local currency for each international security; (3) exchange rates are obtained for any non-U.S. dollar denominated assets; and (4) for derivatives, the notional value is calculated based on the number of contracts held and the price of the underlying asset. The values of the underlying securities and positions in the Portfolio Funds are checked against the values provided by an independent pricing source approved by the Fund's Board of Trustees (the "Primary Pricing Source"). If there is any variation between the Primary Pricing Source's values provided and those determined by [___], the underlying security or position will be valued pursuant to a price supplied by another independent pricing service. If a current market price is not available from the Primary Pricing Source, [___] obtains values supplied by other pricing sources, independent market makers or broker-dealers. If no readily available market quotations are available, [___] fair values the security or position pursuant to methodologies reported to the Board of Trustees. On a daily basis, [___] also estimates the expenses of each Portfolio Fund based on the Portfolio Fund's asset level and performance (for purposes of estimating any applicable performance fee). Based on all of the foregoing, [___] arrives at a daily net asset value for each Portfolio Fund.

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     To the extent the Fund invests directly in a portfolio of investments rather than a Portfolio Fund, the Fund will use the valuation procedures described below.

     Securities for which market quotations are readily available are valued at current market value as of "Valuation Time." Valuation Time will be as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Standard Time).

     Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Fund's Board of Trustees. Short term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 days or less are considered to be "short time" and are valued at amortized cost which approximates market value. The pricing service activities and results are reviewed by an officer of the Fund.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund's Investment Manager or designee, are valued at fair value under procedures approved in good faith by the Fund's Board of Trustees.

     [A separate account redeems shares to make benefit or surrender payments under the terms of its variable annuity contracts or variable life insurance policies. Redemptions are processed on any day on which the Trust is open for business and are effected at NAV next determined after the redemption order, in proper form, is received by the Trust's transfer agent, GISI.

     The Trust may suspend the right of redemption for such periods as are permitted under the Investment Company Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.]

                          FUND PERFORMANCE ADVERTISING

     Standardized total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by the various Share classes, the net total returns on each class can be expected, at any given time, to differ from class to class for the same period.

CALCULATING  TOTAL  RETURN

     The Fund may from time to time advertise historical performance, subject to Rule 482 under the Securities Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of

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future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Before-Tax Performance. All pre-tax performance advertisements would include average annual total return quotations for the most recent one, five, and ten-year periods (or life if the Fund has been in operation less than one of the prescribed periods). Average annual total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge, for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

     After-Tax Performance. Any after-tax performance quotations are calculated as described in the paragraph above and in addition, takes into account the effect of taxes. After-tax performance is presented using two methodologies. The first deducts taxes paid on distributions. The second deducts taxes paid on distributions and taxes paid upon redemption of fund shares. The calculation of taxes assumes the highest individual marginal Federal income tax rates currently in effect. The tax rates correspond to the tax characteristics of the distributions (e.g., ordinary income rate for ordinary income, short-term capital gain distribution rate for short-term capital gain distributions, and long-term capital gain distribution rate for long-term capital gain distributions). State, local or Federal alternative minimum taxes are not taken into account, the effect of phase outs of certain exemptions, deductions and credits at various income levels are also not taken into account. Tax rates may vary over the performance measurement period. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

NONSTANDARDIZED  RETURNS

     The Fund may also choose to show nonstandard returns including total return, and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains; in addition, sales charge assumptions will vary.

     Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the initial investment from the redeemable value and dividing the result by the amount of the initial

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investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.

RANKINGS  AND  RATINGS  IN  FINANCIAL  PUBLICATIONS

     The Fund may report its performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or, to other sectors of the economy. Other investments to which the Fund may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; hedge funds; market indexes; fixed-rate, insured bank CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.

     Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, Schabaker Investment Management, Kanon Bloch Carre & Co.; magazines such as Money, Fortune, Forbes, Kiplinger's Personal Finance Magazine, Smart Money, Mutual Funds, Worth, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as The Wall Street Journal, Barron's, Investor's Business Daily, Standard & Poor's Outlook and, Columbus Dispatch.

     The  rankings  may  or  may  not  include  the  effects  of  sales charges.

                             ADDITIONAL INFORMATION

DESCRIPTION  OF  SHARES

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Shares of a particular class are equal in all respects to the other Shares of that class. The Trust currently offers Class I and Class II Shares of the Fund. In the event of liquidation of the Fund, Shares of the same class will share pro rata in the distribution of the net assets of the Fund with all other Shares of that class. All Shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this SAI and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING  RIGHTS

     Shareholders of each class of Shares have one vote for each Share held and a proportionate fractional vote for any fractional Share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration, the Investment Company Act or other authority except, under certain circumstances, to (1) amend the Fund's Declaration of Trust, (2) amend the Management Agreement, (3) amend the Fund's fundamental investment restrictions (4) elect and remove Trustees, (5) reorganize the Trust or any series or class thereof, and (6) act upon certain other business matters. In addition, holders of Shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Plan. The Fund's investment objective, however, can be changed without shareholder approval.

     To the extent that a shareholder meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders. As defined by the Investment Company Act, the vote of a "majority of the outstanding voting securities of the Fund" means the vote, at an annual or special meeting of security holders duly called, (a) of 67% or more of the voting securities

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present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) of more than 50% of the outstanding voting securities of the Fund, whichever is less. For the election of Trustees only a plurality is required.

SHAREHOLDER  INQUIRIES

     All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of the Fund's Prospectus. The Trust has represented to the SEC that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees.

                                   TAX STATUS

ELECTION  TO  BE  TAXED  AS  A  REGULATED  INVESTMENT  COMPANY

     The Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Code and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gain it distributes to you. The Trust's Board of Trustees reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

DIVERSIFICATION  REQUIREMENTS

The Fund intends to comply with the diversification requirements of section 817(h) of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.

                             OTHER TAX CONSEQUENCES

     Effect of foreign investments on distributions. The Fund may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.

     Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by the Fund. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss.

     Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires the Fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to the Fund in a given calendar

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year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.

                        TAX CONSEQUENCES TO SHAREHOLDERS

     Since shareholders of the Fund will be insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

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                                   APPENDIX A

                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The  ratings  are  based,  in  varying degrees, on the following considerations:

     1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.
     2.   Nature  of  and  provisions  of  the  obligation.
     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT  GRADE

     AAA Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

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SPECULATIVE  GRADE

Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB Debt rated 'BB' is less i vulnerable to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

     B Debt rated 'B' has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

     CCC Debt rated 'CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

     CC Debt rated 'CC' typically is currently highly vulnerable to nonpayment.

     C - Debt rated 'C' signifies that a bankruptcy petition has been filed, but debt service payments are continued.

     D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S  LONG-TERM  DEBT  RATINGS

     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

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     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STATE  AND  MUNICIPAL  NOTES

Excerpts from Moody's Investors Service, Inc., description of state and municipal note ratings:

   MIG-1 Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

   MIG-2 Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

   MIG-3 Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.

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FITCH  IBCA  INFORMATION  SERVICES,  INC.  BOND  RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     AAA Bonds considered to be investment grade and represent the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

     AA Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

     A Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

     BBB Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

     BB Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

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     B Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

 CCC, CC Bonds are considered a high default risk. Default is a real and C possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' rating signal imminent default.

 DDD, DD  Bonds  are  in  default.  Such  bonds  are  not  meeting  current and D obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved and 'D' represents the lowest potential for recovery.

SHORT-TERM  RATINGS

STANDARD  &  POOR'S  COMMERCIAL  PAPER  RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.
Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

     A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

     A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

     C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

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     D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

STANDARD  &  POOR'S  NOTE  RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

     The  following  criteria  will  be  used  in  making  the  assessment:

     1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

     2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note  rating  symbols  and  definitions  are  as  follows:

     SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

     SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     SP-3 Speculative  capacity  to  pay  principal  and  interest.

MOODY'S  SHORT-TERM  RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings

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trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers  rated  Not Prime do not fall within any of the prime rating categories.

MOODY'S  NOTE  RATINGS

          MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

          MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

          MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

FITCH'S  SHORT-TERM  RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

          F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

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          F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

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                                     PART C

                                OTHER INFORMATION

ITEM  23.  EXHIBITS

(a)  (1)  Certificate  of  Trust  dated  June  19,  2003,  is filed herewith.

     (2) Agreement and Declaration of Trust of the Registrant dated June 19, 2003, is filed herewith.

(b)  Bylaws  of  the  Registrant  dated  June  19,  2003,  are  filed  herewith.

(c) Certificates for shares are not issued. Articles III and IV of the Agreement and Declaration of Trust, incorporated by reference to Exhibit
     (a)(2)  hereto,  define  rights  of  holders  of  shares.

(d)  Investment  Advisory  Agreement.  TO  BE  FILED  BY  AMENDMENT.

     (1)  Investment  Subadvisory  Agreement.  TO  BE  FILED  BY  AMENDMENT.

     (2)  Investment  Subadvisory  Agreements.  TO  BE  FILED  BY  AMENDMENT.

(e)  Underwriting  Agreement.  TO  BE  FILED  BY  AMENDMENT.

     (1)  Model  Dealer  Agreement.  TO  BE  FILED  BY  AMENDMENT.

(f)  Not  applicable.

(g)  Custodian  Agreement.  TO  BE  FILED  BY  AMENDMENT.

(h)  (1)  Fund  Administration  Agreement.  TO  BE  FILED  BY  AMENDMENT.

     (2) Transfer and Dividend Disbursing Agent Agreement. TO BE FILED BY AMENDMENT.

     (3) Administrative Services Plan and Services Agreement. TO BE FILED BY AMENDMENT.

     (4)  Licensing  Agreement.  TO  BE  FILED  BY  AMENDMENT.

(i)  Opinion  and  consent  of  Counsel.  TO  BE  FILED  BY  AMENDMENT.

(j)  Not  applicable.

(k)  Not  applicable.

(l)  Purchase  Agreement.  TO  BE  FILED  BY  AMENDMENT.

(m)  Distribution  Plan.  TO  BE  FILED  BY  AMENDMENT.

     (1)  Dealer  Agreement.  TO  BE  FILED  BY  AMENDMENT.

     (2)  Rule  12b-1  Agreement.  TO  BE  FILED  BY  AMENDMENT.

(n)  18f-3  Plan.  TO  BE  FILED  BY  AMENDMENT

(o)  Not  applicable.

(p) Code of Ethics for Gartmore Variable Insurance Trust III. TO BE FILED BY AMENDMENT.

     (1) Code of Ethics for Gartmore Mutual Fund Capital Trust and Gartmore SA Capital Trust. TO BE FILED BY AMENDMENT.

     (2) Code of Ethics for Gartmore Distribution Services, Inc. TO BE FILED BY AMENDMENT.

     (3)  Code of Ethics for Gartmore Global Partners. TO BE FILED BY AMENDMENT.

     (4) Code of Ethics for Coda Capital Management. LLC. TO BE FILED BY AMENDMENT.

(q) Not applicable. ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No  person  is  presently controlled by or under common control with Registrant.

ITEM  25.  INDEMNIFICATION

Indemnification provisions for officers, Trustees and employees of Registrant are set forth in Article VII, Section 2 of the Agreement and Declaration of Trust. See Item 23(a) above. The trustees are also covered by an errors and omissions policy provided by the Trust covering actions taken by the trustees in their capacity as trustee.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to Trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.


ITEM  26.  BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER

(a) Gartmore Mutual Fund Capital Trust, an investment adviser of the Trust, also serves as an investment adviser to the Gartmore Mutual Funds, Gartmore Mutual Funds II, Inc., Gartmore Mutual Funds III and Gartmore Variable Insurance Trust. The Directors of Gartmore Global Investments, Inc., GMF's managing unitholder and the officers of GMF are as follows:

Joseph  J.  Gasper,  Director  and  President  and  Chief  Operating  Officer
------------------------------------
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.

Director  and  Chairman  of  the  Board
------------------------------------
Nationwide  Investment  Services  Corp.

Director  and  Vice  Chairman
------------------------------------
Gartmore  Global  Investments,  Inc.
Nationwide  Global  Holdings,  Inc.

Director
------------------------------------
Leben  Direkt  Insurance  Company


Galen  R.  Barnes,  Director
------------------------------------
Gartmore  Global  Investments,  Inc.


Donna  A.  James,  Director  and  Executive  Vice  President
------------------------------------
Gartmore  Global  Investments,  Inc.

Executive  Vice  President  Chief  Administrative  Officer
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services  Inc.


Michael  C.  Keller,  Director
------------------------------------
Executive  Vice  President  -  Chief  Information  Officer
------------------------------------
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.

Director
------------------------------------
Gartmore  Global  Investments,  Inc.


W.  G.  Jurgensen,  Chief  Executive  Officer  and  Director
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Financial  Services,  Inc.
Cal  Farm  Insurance  Company
Farmland  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Property  and  Casualty  Insurance  Company

Chairman  and  Chief  Executive  Officer  -  Nationwide
--------------------------------------
Nationwide  General  Insurance  Company
Nationwide  Indemnity  Company
Nationwide  Investment  Services  Corporation

Director
------------------------------------
Gartmore  Global  Investments,  Inc.

Chairman
------------------------------------
Nationwide  Securities,  Inc.


Paul  J.  Hondros,  Director,  President  and  Chief  Executive  Officer
------------------------------------
Gartmore  Investors  Services,  Inc.
NorthPointe  Capital,  LLC
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  Distribution  Services,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust

Chairman  and  Chief  Executive  Officer
------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust


Robert  A.  Rosholt,  Executive  Vice  President  -  Chief  Financial  Officer
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company
Nationwide  Financial  Services,  Inc.
Nationwide  Investment  Services  Corporation

Executive  Vice  President,  Chief  Financial  Officer  and  Director
------------------------------------
Nationwide  Global  Holdings,  Inc.
Nationwide  Securities,  Inc.

Executive  Vice  President  and  Director
------------------------------------
Gartmore  Global  Investments,  Inc.

Director
------------------------------------
NGH  Luxembourg,  S.A.


Young  D.  Chin,  Executive  Vice  President  -  Global  CIO  -  Equities
-------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Global  Asset  Management  Trust


Kevin  S.  Crossett,  Vice  President  -  Associate  General  Counsel
------------------------------------
Nationwide  Mutual  Insurance  Company
Nationwide  Mutual  Fire  Insurance  Company
Nationwide  Life  Insurance  Company
Nationwide  Life  and  Annuity  Insurance  Company


Christopher  P.  Donigan,  Vice  President  -  Human  Resources
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust


Glenn  W.  Soden,  Associate  Vice  President  and  Secretary
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Investments,  Inc.


Carol  L.  Dove,  Assistant  Treasurer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust


Michael  D.  Maier,  Assistant  Treasurer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust


John  F.  Delaloye,  Assistant  Secretary
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust


Gerald  J.  Holland,  Senior  Vice  President  -  Chief  Administrative  Officer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust

Treasurer  and  Chief  Financial  Officer
------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust


Thomas  M.  Sipp,  Vice  President
------------------------------------
Gartmore  Global  Investments,  Inc.


Vice  President  and  Treasurer
------------------------------------
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Distribution  Services,  Inc.


Donald  J.  Pepin,  Senior  Vice  President  -  Sales
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust


Mary  Lou  Vitale,  Senior  Vice  President  -  Product  Development
------------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust


Michael  A.  Krulikowski,  Vice  President  -  Chief  Compliance  Officer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  Global  Investments,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
NorthPointe  Capital  LLC


Daniel  J.  Murphy,  Assistant  Treasurer
------------------------------------
Gartmore  Distribution  Services,  Inc.
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
NorthPointe  Capital  LLC


Eric  E.  Miller,  Senior  Vice  President  -  Chief  Counsel
------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
NorthPointe  Capital,  LLC
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.

Secretary
------------------------------------
Gartmore  Mutual  Funds
Gartmore  Variable  Insurance  Trust


Thomas  E.  Barnes,  Vice  President
--------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.


Richard  Fonash,  Vice  President
--------------------------------
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.


Mary E. Kennedy, Executive Vice President - Chief Financial Officer - Gartmore Group
------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
NorthPointe  Capital,  LLC
Gartmore  Morley  Financial  Services,  Inc.
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.


Wilson  Santos,  Executive  Vice  President  -  Distribution
------------------------------------
Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.


Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

Gartmore  Global  Investments,  Inc.
Gartmore  Mutual  Fund  Capital  Trust
Gartmore  SA  Capital  Trust
Gartmore  Global  Asset  Management  Trust
Gartmore  Distribution  Services,  Inc.
1200  River  Road
Conshohocken,  PA  19428

NorthPointe  Capital,  LLC
Columbia  Center  One
10th  Floor,  Suite  1000
201  West  Big  Beaver  Road
Troy,  Michigan  48084

Gartmore  Morley  Financial  Services,  Inc.
5665  S.  W.  Meadows  Road,  Suite  400
Lake  Oswego,  Oregon  97035


(b) Information for the Subadvisers of the Gartmore GVIT Optimized Multi-Strategy Market Neutral Fund and the Gartmore GVIT Optimized Multi-Strategy Alpha Fund :

     (1) Gartmore Global Partners ("Gartmore") acts as subadviser to the Funds listed above and as adviser or subadviser to a number of other investment companies. The list required by this Item 26 of officers and directors of Gartmore, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Gartmore (SEC File No. 801-48811).

     (2) CODA Capital Management LLC ("CCM") acts as subadviser to the Funds listed above and as adviser or subadviser to a number of other investment companies. The list required by this Item 26 of officers and directors of CCM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by CCM (SEC file No. 801-57724).

ITEM  27.  PRINCIPAL  UNDERWRITERS

(a) Gartmore Distribution Services, Inc. (GDSI), the principal underwriter of the Registrant, also acts as principal underwriter for Gartmore Mutual Funds, Gartmore Mutual Funds II, Inc., Gartmore Mutual Funds III and Gartmore Variable Insurance Trust.

(b) Herewith is the information required by the following table with respect to each director, officer or partner of GDSI:




                                                        TITLE WITH          TITLE WITH REGISTRANT:
NAME:                    ADDRESS:                       GDSI:
-------------------------------------------------------------------------------------------------
Paul J. Hondros . . . .  1200 River Road        President and Chief
                         Conshohocken PA        Executive Officer
                         19428

Young D. Chin . . . . .  1200 River Road        Executive Vice President -
                         Conshohocken PA        Global CIO - Equities
                         19428

Gerald J. Holland . . .  1200 River Road        Senior Vice President and
                         Conshohocken PA        Chief Administrative
                         19428                  Officer

Donald J. Pepin, Jr.. .  1200 River Road        Senior Vice President -
                         Conshohocken PA        Sales
                         19428

Mary Lou Vitale . . . .  1200 River Road        Senior Vice President -
                         Conshohocken PA        Product Development
                         19428

Eric E. Miller. . . . .  1200 River Road        Senior Vice President -
                         Conshohocken PA 19428  Chief Counsel

Christopher P.  Donigan  1200 River Road        Vice President -
                         Conshohocken PA 19428  Human Resources

Thomas M. Sipp. . . . .  1200 River Road        Vice President and
                         Conshohocken PA 19428  Treasurer

Glenn W. Soden. . . . .  1200 River Road        Associate Vice President
                         Conshohocken PA 19428  and Secretary

John F. Delaloye. . . .  1200 River Road        Assistant Secretary
                         Conshohocken PA 19428

Carol L. Dove . . . . .  One Nationwide Plaza   Assistant Treasurer
                         Columbus, OH 43215

Michael D. Maier. . . .  One Nationwide Plaza   Assistant Treasurer
                         Columbus, OH 43215

Daniel J. Murphy. . . .  One Nationwide Plaza   Assistant Treasurer
                         Columbus, OH 43215

Michael A. Krulikowski.  1200 River Road        Vice President and
                         Conshohocken PA 19428  Chief Compliance
                                                Officer

Steven P. Sorenson. . .  1200 River Road        Senior Vice President
                         Conshohocken PA 19428

Richard F. Fonash . . .  1200 River Road        Vice President
                         Conshohocken PA 19428

Anthony R. Costa. . . .  1200 River Road        Vice President
                         Conshohocken PA 19428

Thomas E. Barnes. . . .  One Nationwide Plaza   Vice President and
                         Columbus, OH 43215     Assistant Secretary

Mary E. Kennedy . . . .  1200 River Road        Executive Vice President
                         Conshohocken PA 19428  Chief Financial Officer
                                                Gartmore Group

Wilson Santos . . . . .  1200 River Road        Executive Vice President -
                         Conshohocken PA 19428  Distribution


(c)  Not  applicable.

ITEM  28.  LOCATION  OF  ACCOUNTS  AND  RECORDS

BISYS
3435  Stelzer  Road
Columbus,  OH  43219

ITEM  29.  MANAGEMENT  SERVICES

Not  applicable.

ITEM  30.  UNDERTAKINGS

Not  applicable.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this 25th day of June, 2003.

                            GARTMORE  VARIABLE  INSURANCE  TRUST  III

                            By:     /s/  ELIZABETH  A.  DAVIN
                                         Elizabeth  A.  Davin,  Initial  Trustee

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT OF GARTMORE VARIABLE INSURANCE TRUST III HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 25TH DAY OF JUNE, 2003.


Signature  &  Title

Principal  Executive  Officer

/s/  ELIZABETH  A.  DAVIN
     Elizabeth  A.  Davin,  Initial  Trustee



Principal  Financial  Officer


/s/  ELIZABETH  A.  DAVIN
     Elizabeth  A.  Davin,  Initial  Trustee

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                                  EXHIBIT LIST
Item                                                     Number
----------------------------------                       ------


Certificate of Trust                                  23(a)(1)

Agreement and Declaration of Trust                    23(a)(2)

Bylaws of the Registrant                                 23(b)

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